Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—39.0%
*	Adobe, Inc.	14,791	$8,515
*	Advanced Micro Devices, Inc.	87,107	8,963
*	Alarm.com Holdings, Inc.	20,467	1,600
	Brooks Automation, Inc.	24,734	2,532
	Fidelity National Information Services, Inc.	51,564	6,274
*	GoDaddy, Inc.	57,906	4,036
*	Grid Dynamics Holdings, Inc.	156,497	4,573
	Mastercard, Inc.	38,429	13,361
	Microsoft Corporation	106,459	30,013
*	MongoDB, Inc.	7,730	3,645
	National Instruments Corporation	100,566	3,945
*	Nice, Ltd.—ADR	19,062	5,414
*	PayPal Holdings, Inc.	47,461	12,350
*	Pure Storage, Inc.	270,215	6,799
	Texas Instruments, Inc.	40,562	7,796
*	Verra Mobility Corporation	257,842	3,886
*	Workday, Inc.	22,913	5,726
			129,428

	Consumer Discretionary—14.3%
	Advance Auto Parts, Inc.	13,993	2,923
*	Amazon.com, Inc.	7,081	23,261
*	Bright Horizons Family Solutions, Inc.	29,563	4,122
*	Burlington Stores, Inc.	7,370	2,090
*	Etsy, Inc.	14,448	3,005
*	Revolve Group, Inc.	33,661	2,079
*	Rush Street Interactive, Inc.	215,861	4,147
*	Skyline Champion Corporation	40,294	2,420
*	Ulta Beauty, Inc.	9,254	3,340
			47,387

	Health Care—13.2%
*	Aerie Pharmaceuticals, Inc.	174,661	1,991
	Agilent Technologies, Inc.	25,235	3,975
*	Certara, Inc.	89,467	2,962
*	HealthEquity, Inc.	38,694	2,506
*	Horizon Therapeutics plc†	57,606	6,310
	STERIS plc†	24,991	5,105
	Stryker Corporation	32,638	8,607
	UnitedHealth Group, Inc.	21,053	8,226
	Zoetis, Inc.	20,364	3,954
			43,636

	Communication Services—11.4%
	Activision Blizzard, Inc.	39,841	3,083
*	Alphabet, Inc. Class “A”	10,227	27,342
	Warner Music Group Corporation	103,909	4,441
*	ZipRecruiter, Inc.	111,322	3,073
			37,939

	Industrials—9.2%
	BWX Technologies, Inc.	81,870	4,410
*	Clarivate plc†	105,347	2,307
*	Copart, Inc.	43,965	6,099
*	CoStar Group, Inc.	47,046	4,049

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Industrials — (continued)
	Fortive Corporation	61,647	$4,350
*	Kornit Digital, Ltd.†	21,306	3,084
	The Brink’s Co.	61,677	3,904
*	Trex Co., Inc.	22,442	2,287
			30,490

	Consumer Staples—3.1%
	The Coca-Cola Co.	104,429	5,480
	The Estee Lauder Cos., Inc.	15,414	4,623
			10,103

	Financials—3.0%
	Aon plc†	18,785	5,368
	Ares Management Corporation	63,365	4,678
			10,046

	Energy—2.2%
	Cameco Corporation†	228,484	4,965
*	Green Plains, Inc.	71,654	2,340
			7,305

	Materials—1.5%
	Ball Corporation	55,468	4,990

	Real Estate—1.0%
	SBA Communications Corporation	9,680	3,200

	Total Common Stocks—97.9% (cost $164,209)		324,524

	Exchange-Traded Fund
	iShares Russell 1000 Growth ETF	14,500	3,973

	Total Exchange-Traded Fund—1.2% (cost $4,196)		3,973

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $3,206, collateralized by U.S. Treasury Bond, 4.375%, due 5/15/41, valued at $3,270	$3,206	3,206

	Total Repurchase Agreement—1.0% (cost $3,206)		3,206

	Total Investments—100.1% (cost $171,611)		331,703

	Liabilities, plus cash and other assets—(0.1)%		(191)

	Net assets—100.0%		$331,512

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—45.3%
	Accenture plc†	88,980	$28,467
*	Adobe, Inc.	49,460	28,475
*	Advanced Micro Devices, Inc.	285,368	29,364
*	Guidewire Software, Inc.	92,800	11,031
	Intuit, Inc.	47,390	25,567
	Lam Research Corporation	31,970	18,196
	Mastercard, Inc.	130,790	45,473
	Microsoft Corporation	357,400	100,758
	NVIDIA Corporation	75,490	15,639
*	PayPal Holdings, Inc.	141,040	36,700
*	salesforce.com, Inc.	103,150	27,976
	Texas Instruments, Inc.	123,180	23,677
*	Unity Software, Inc.	47,390	5,983
			397,306

	Consumer Discretionary—16.5%
*	Amazon.com, Inc.	22,665	74,456
*	Marriott International, Inc.	147,930	21,907
	NIKE, Inc.	180,630	26,233
	Starbucks Corporation	198,770	21,926
			144,522

	Communication Services—12.9%
	Activision Blizzard, Inc.	190,200	14,720
*	Alphabet, Inc. Class “A”	23,220	62,079
*	Alphabet, Inc. Class “C”	5,640	15,032
*	Live Nation Entertainment, Inc.	230,840	21,037
			112,868

	Health Care—9.4%
*	ABIOMED, Inc.	42,408	13,805
	Stryker Corporation	81,240	21,424
	UnitedHealth Group, Inc.	68,360	26,711
	Zoetis, Inc.	107,470	20,864
			82,804

	Industrials—6.4%
*	Copart, Inc.	148,660	20,622
	Equifax, Inc.	74,660	18,920
	Fortive Corporation	230,180	16,244
			55,786

	Consumer Staples—5.2%
	Costco Wholesale Corporation	59,710	26,831
	The Estee Lauder Cos., Inc.	62,810	18,838
			45,669

	Financials—2.6%
	Apollo Global Management, Inc.	368,690	22,708

	Materials—1.4%
	Linde plc†	41,180	12,080

	Total Common Stocks—99.7% (cost $570,616)		873,743

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $2,571, collateralized by U.S. Treasury Bond, 4.375%, due 5/15/41, valued at $2,622	$2,571	$2,571

Total Repurchase Agreement—0.3% (cost $2,571)		2,571

Total Investments—100.0% (cost $573,187)		876,314

Cash and other assets, less liabilities—0.0%		197

Net assets—100.0%		$876,511

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—32.3%
*	Anaplan, Inc.	23,330	$1,421
*	Cadence Design Systems, Inc.	20,320	3,077
	Dolby Laboratories, Inc.	11,640	1,024
*	Dynatrace, Inc.	34,435	2,444
*	EPAM Systems, Inc.	2,950	1,683
*	Euronet Worldwide, Inc.	13,680	1,741
*	GoDaddy, Inc.	12,510	872
*	Guidewire Software, Inc.	6,892	819
	MKS Instruments, Inc.	10,215	1,542
*	MongoDB, Inc.	4,685	2,209
*	Nice, Ltd.—ADR	6,575	1,868
*	Palo Alto Networks, Inc.	3,960	1,897
	Pegasystems, Inc.	12,465	1,584
*	Pure Storage, Inc.	83,755	2,107
*	SolarEdge Technologies, Inc.	3,335	884
*	Teledyne Technologies, Inc.	4,625	1,987
*	Zendesk, Inc.	7,860	915
			28,074

	Health Care—21.5%
*	10X Genomics, Inc.	5,790	843
*	ABIOMED, Inc.	5,553	1,808
	Agilent Technologies, Inc.	12,460	1,963
*	Align Technology, Inc.	3,170	2,109
	Bio-Techne Corporation	2,727	1,321
*	Centene Corporation	12,025	749
*	Horizon Therapeutics plc†	24,060	2,636
*	IDEXX Laboratories, Inc.	2,380	1,480
*	Insulet Corporation	6,255	1,778
*	Mettler-Toledo International, Inc.	940	1,295
	STERIS plc†	5,410	1,105
*	Veeva Systems, Inc.	5,420	1,562
			18,649

	Industrials—15.5%
*	Axon Enterprise, Inc.	7,480	1,309
	BWX Technologies, Inc.	35,514	1,913
*	Clarivate plc†	63,070	1,381
*	Copart, Inc.	23,392	3,245
*	CoStar Group, Inc.	29,585	2,546
	Equifax, Inc.	4,515	1,144
*	Generac Holdings, Inc.	2,560	1,046
	Rockwell Automation, Inc.	2,870	844
			13,428

	Consumer Discretionary—11.3%
	Advance Auto Parts, Inc.	4,558	952
*	Aptiv plc†	9,365	1,395
*	Bright Horizons Family Solutions, Inc.	13,935	1,943
*	Burlington Stores, Inc.	7,555	2,142
*	Chipotle Mexican Grill, Inc.	995	1,808
*	Etsy, Inc.	7,744	1,611
			9,851

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Communication Services—5.8%
	Cable One, Inc.	305	$553
*	Live Nation Entertainment, Inc.	10,959	999
*	Take-Two Interactive Software, Inc.	6,010	926
	Warner Music Group Corporation	41,505	1,774
*	Zillow Group, Inc.	8,590	757
			5,009

	Materials—4.4%
	Ball Corporation	17,555	1,579
	Vulcan Materials Co.	13,280	2,247
			3,826

	Financials—3.3%
	Ares Management Corporation	17,370	1,282
	East West Bancorp, Inc.	20,905	1,621
			2,903

	Real Estate—1.3%
	SBA Communications Corporation	3,340	1,104

	Energy—1.3%
	New Fortress Energy, Inc.	39,408	1,094

	Total Common Stocks—96.7% (cost $60,759)		83,938

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $2,975, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $3,035	$2,975	2,975

	Total Repurchase Agreement—3.4% (cost $2,975)		2,975

	Total Investments—100.1% (cost $63,734)		86,913

	Liabilities, plus cash and other assets—(0.1)%		(111)

	Net assets—100.0%		$86,802

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—17.2%
*	Axon Enterprise, Inc.	6,189	$1,083
*	Builders FirstSource, Inc.	37,253	1,928
	BWX Technologies, Inc.	21,635	1,165
*	Casella Waste Systems, Inc.	6,791	516
*	Chart Industries, Inc.	2,425	463
	Douglas Dynamics, Inc.	12,117	440
*	IAA, Inc.	15,636	853
*	Kornit Digital, Ltd.†	5,895	853
	Lincoln Electric Holdings, Inc.	6,483	835
	Luxfer Holdings plc†	45,329	890
*	Mercury Systems, Inc.	9,120	433
	Owens Corning	15,199	1,300
*	Stem, Inc.	21,364	510
	The Brink’s Co.	18,677	1,182
*	Trex Co., Inc.	8,770	894
*	WillScot Mobile Mini Holdings Corporation	22,665	719
			14,064

	Financials—15.5%
	Ares Management Corporation	17,204	1,270
	East West Bancorp, Inc.	22,233	1,724
*	Encore Capital Group, Inc.	11,062	545
	FirstCash, Inc.	6,032	528
	Glacier Bancorp, Inc.	16,049	888
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,206	492
	LPL Financial Holdings, Inc.	5,704	894
	PacWest Bancorp	30,875	1,399
	Virtu Financial, Inc.	47,111	1,151
	Voya Financial, Inc.	10,431	641
	Western Alliance Bancorp	20,390	2,219
	Wintrust Financial Corporation	10,952	880
			12,631

	Health Care—14.9%
*	Acadia Healthcare Co., Inc.	13,792	880
*	Certara, Inc.	26,991	893
	Chemed Corporation	1,251	582
*	Codexis, Inc.	42,001	977
	Encompass Health Corporation	10,541	791
*	Globus Medical, Inc.	7,818	599
*	Hanger, Inc.	37,749	829
*	HealthEquity, Inc.	6,979	452
*	Horizon Therapeutics plc†	11,151	1,221
*	LHC Group, Inc.	4,353	683
*	Ligand Pharmaceuticals, Inc.	3,193	445
*	Merit Medical Systems, Inc.	21,470	1,542
	Owens & Minor, Inc.	47,463	1,485
	STERIS plc†	3,730	762
			12,141

	Consumer Discretionary—12.8%
	Aramark	20,722	681
*	Boot Barn Holdings, Inc.	14,296	1,270
*	Bright Horizons Family Solutions, Inc.	5,476	763
*	Burlington Stores, Inc.	2,894	821

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Consumer Discretionary—(continued)
*	Callaway Golf Co.	21,581	$596
*	Fox Factory Holding Corporation	6,035	872
*	Grand Canyon Education, Inc.	9,981	878
*	National Vision Holdings, Inc.	13,574	771
*	Overstock.com, Inc.	11,667	909
*	Skyline Champion Corporation	21,921	1,317
*	Terminix Global Holdings, Inc.	12,457	519
	Wyndham Hotels & Resorts, Inc.	13,567	1,047
			10,444

	Information Technology—10.9%
*	Alarm.com Holdings, Inc.	8,890	695
	Brooks Automation, Inc.	10,692	1,094
	CMC Materials, Inc.	3,337	411
*	Cree, Inc.	6,428	519
	Entegris, Inc.	5,121	645
*	Euronet Worldwide, Inc.	6,335	806
*	Nice, Ltd.—ADR	3,986	1,132
	Power Integrations, Inc.	7,908	783
*	Pure Storage, Inc.	35,520	894
*	SolarEdge Technologies, Inc.	3,038	806
*	Verra Mobility Corporation	76,037	1,146
			8,931

	Energy—7.7%
	Cameco Corporation†	72,945	1,585
*	Denbury, Inc.	27,185	1,910
*	Green Plains, Inc.	26,552	867
	New Fortress Energy, Inc.	30,718	852
	Whitecap Resources, Inc. †	197,939	1,105
			6,319

	Real Estate—5.5%
	Acadia Realty Trust	52,018	1,062
	Americold Realty Trust	22,288	647
	CoreSite Realty Corporation	6,624	918
	Equity LifeStyle Properties, Inc.	16,272	1,271
	Healthcare Realty Trust, Inc.	20,046	597
			4,495

	Materials—4.8%
*	Century Aluminum Co.	32,621	439
	Crown Holdings, Inc.	12,589	1,268
	Eagle Materials, Inc.	6,571	862
	Martin Marietta Materials, Inc.	2,265	774
*	Orion Engineered Carbons S.A.†	33,307	607
			3,950

	Consumer Staples—4.2%
	Inter Parfums, Inc.	10,584	791
*	Performance Food Group Co.	23,700	1,101
	Primo Water Corporation†	34,984	550
	Spectrum Brands Holdings, Inc.	10,332	989
			3,431

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Communication Services—2.9%
	Cable One, Inc.	307	$557
*	Live Nation Entertainment, Inc.	6,471	590
*	ZipRecruiter, Inc.	42,449	1,171
			2,318

	Utilities—1.2%
	IDACORP, Inc.	9,435	975

	Total Common Stocks—97.6% (cost $69,981)		79,699

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $1,238, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $1,263	$1,238	1,238

	Total Repurchase Agreement—1.5% (cost $1,238)		1,238

	Total Investments—99.1% (cost $71,219)		80,937

	Cash and other assets, less liabilities—0.9%		718

	Net assets—100.0%		$81,655

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Health Care—27.1%
*	10X Genomics, Inc.	224,750	$32,719
*	ABIOMED, Inc.	161,104	52,443
*	Acadia Healthcare Co., Inc.	729,814	46,548
*	Amedisys, Inc.	164,825	24,575
	Bio-Techne Corporation	134,326	65,090
*	Blueprint Medicines Corporation	331,869	34,120
*	Certara, Inc.	611,947	20,255
*	Charles River Laboratories International, Inc.	162,833	67,196
	Chemed Corporation	69,443	32,299
	Encompass Health Corporation	618,433	46,407
*	Halozyme Therapeutics, Inc.	964,050	39,218
*	HealthEquity, Inc.	690,090	44,690
*	Horizon Therapeutics plc†	533,693	58,461
*	Insmed, Inc.	888,765	24,477
*	Inspire Medical Systems, Inc.	164,807	38,380
*	Insulet Corporation	148,776	42,287
*	Ligand Pharmaceuticals, Inc.	231,292	32,224
*	Merit Medical Systems, Inc.	501,171	35,984
*	Pacific Biosciences of California, Inc.	789,017	20,159
*	Penumbra, Inc.	147,268	39,247
*	Twist Bioscience Corporation	227,901	24,379
*	Veracyte, Inc.	753,421	34,996
			856,154

	Information Technology—24.5%
*	Alarm.com Holdings, Inc.	455,879	35,645
*	Avalara, Inc.	268,418	46,911
	Brooks Automation, Inc.	650,755	66,605
*	Cree, Inc.	274,172	22,134
*	Dynatrace, Inc.	1,124,743	79,823
	Entegris, Inc.	314,297	39,570
*	Euronet Worldwide, Inc.	434,598	55,316
*	GoDaddy, Inc.	457,303	31,874
*	Guidewire Software, Inc.	353,001	41,961
	National Instruments Corporation	876,782	34,396
*	Nice, Ltd.—ADR	211,225	59,996
*	Novanta, Inc.†	186,003	28,737
	Pegasystems, Inc.	240,981	30,629
*	Pure Storage, Inc.	2,484,143	62,501
*	SolarEdge Technologies, Inc.	122,242	32,421
*	Varonis Systems, Inc.	671,759	40,877
*	Workiva, Inc.	245,772	34,644
*	Zendesk, Inc.	269,816	31,404
			775,444

	Industrials—15.6%
*	Axon Enterprise, Inc.	357,501	62,570
*	Builders FirstSource, Inc.	1,464,604	75,778
	BWX Technologies, Inc.	1,204,513	64,875
*	Chart Industries, Inc.	123,450	23,592
*	Generac Holdings, Inc.	37,512	15,330
	HEICO Corporation	197,723	23,416
	Lincoln Electric Holdings, Inc.	192,785	24,829
*	Mercury Systems, Inc.	625,004	29,638
	Ritchie Bros Auctioneers, Inc.†	603,713	37,225

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Industrials — (continued)
*	Stem, Inc.	813,295	$19,430
	The Brink’s Co.	842,792	53,349
*	Trex Co., Inc.	627,242	63,935
			493,967

	Consumer Discretionary—13.4%
*	Bright Horizons Family Solutions, Inc.	375,985	52,420
*	Burlington Stores, Inc.	125,308	35,534
*	Fox Factory Holding Corporation	330,263	47,736
*	Grand Canyon Education, Inc.	361,372	31,786
*	Helen of Troy, Ltd.†	169,606	38,107
*	Leslie’s, Inc.	1,668,239	34,266
*	National Vision Holdings, Inc.	646,473	36,700
*	Overstock.com, Inc.	469,322	36,569
*	Revolve Group, Inc.	585,897	36,191
*	Terminix Global Holdings, Inc.	711,261	29,638
	Wyndham Hotels & Resorts, Inc.	596,551	46,048
			424,995

	Financials—4.9%
	Ares Management Corporation	586,835	43,326
	FirstCash, Inc.	298,676	26,134
	Virtu Financial, Inc.	1,882,294	45,985
	Western Alliance Bancorp	372,935	40,583
			156,028

	Materials—4.0%
	Crown Holdings, Inc.	666,902	67,211
	Martin Marietta Materials, Inc.	172,642	58,988
			126,199

	Communication Services—3.4%
	Cable One, Inc.	21,555	39,082
*	Live Nation Entertainment, Inc.	433,320	39,488
*	Zynga, Inc.	3,860,785	29,072
			107,642

	Energy—3.2%
	Cameco Corporation†	2,262,978	49,175
*	Denbury, Inc.	529,111	37,170
	New Fortress Energy, Inc.	578,359	16,049
			102,394

	Consumer Staples—1.9%
*	Celsius Holdings, Inc.	309,025	27,840
*	Performance Food Group Co.	678,483	31,522
			59,362

	Real Estate—1.1%
	FirstService Corporation†	185,342	33,451

	Total Common Stocks—99.1% (cost $2,283,729)		3,135,636

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $41,286, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $42,112	$41,286	$41,286

Total Repurchase Agreement—1.3% (cost $41,286)		41,286

Total Investments—100.4% (cost $2,325,015)		3,176,922

Liabilities, plus cash and other assets—(0.4)%		(13,308)

Net assets—100.0%		$3,163,614

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—23.4%
*	Alarm.com Holdings, Inc.	98,360	$7,691
	American Software, Inc.	274,860	6,528
	Brooks Automation, Inc.	141,535	14,486
*	BTRS Holdings, Inc.	348,630	3,709
	CMC Materials, Inc.	50,740	6,253
	Computer Services, Inc.	112,089	6,613
*	Euronet Worldwide, Inc.	60,700	7,726
*	Grid Dynamics Holdings, Inc.	341,235	9,971
*	J2 Global, Inc.	86,563	11,826
	Littelfuse, Inc.	14,353	3,922
*	LivePerson, Inc.	143,277	8,446
*	LiveRamp Holdings, Inc.	156,880	7,409
*	Novanta, Inc.†	39,220	6,059
*	PAR Technology Corporation	31,030	1,909
*	PDF Solutions, Inc.	323,484	7,453
*	PROS Holdings, Inc.	192,990	6,847
*	Pure Storage, Inc.	484,006	12,178
*	SiTime Corporation	41,335	8,439
*	Upland Software, Inc.	176,810	5,913
*	Varonis Systems, Inc.	140,600	8,556
*	Verra Mobility Corporation	724,189	10,914
*	Vertex, Inc.	251,763	4,839
*	WNS Holdings, Ltd.—ADR	93,692	7,664
			175,351

	Health Care—22.6%
*	Acadia Healthcare Co., Inc.	136,469	8,704
*	Aerie Pharmaceuticals, Inc.	762,431	8,692
*	Amicus Therapeutics, Inc.	586,760	5,604
*	Axogen, Inc.	363,063	5,736
*	Blueprint Medicines Corporation	53,540	5,504
*	Butterfly Network, Inc.	303,869	3,172
*	Certara, Inc.	273,493	9,053
*	Codexis, Inc.	415,468	9,664
*	CryoLife, Inc.	275,012	6,130
*	Halozyme Therapeutics, Inc.	157,820	6,420
*	Hanger, Inc.	438,500	9,629
*	Health Catalyst, Inc.	235,858	11,795
*	HealthEquity, Inc.	100,415	6,503
*	Innovage Holding Corporation	338,670	2,239
*	Insmed, Inc.	254,940	7,021
*	Inspire Medical Systems, Inc.	39,530	9,206
*	LHC Group, Inc.	48,463	7,604
*	Ligand Pharmaceuticals, Inc.	69,728	9,715
*	Merit Medical Systems, Inc.	177,740	12,762
*	Pacific Biosciences of California, Inc.	135,090	3,452
*	Twist Bioscience Corporation	42,396	4,535
	US Physical Therapy, Inc.	54,037	5,976
*	Veracyte, Inc.	150,350	6,984
*	Vericel Corporation	69,100	3,372
			169,472

	Industrials—20.8%
	Albany International Corporation	103,965	7,992
*	Builders FirstSource, Inc.	282,330	14,608

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Industrials — (continued)
	BWX Technologies, Inc.	237,509	$12,792
*	Casella Waste Systems, Inc.	190,190	14,443
	Douglas Dynamics, Inc.	172,173	6,250
*	Ducommun, Inc.	267,729	13,480
*	Energy Recovery, Inc.	376,956	7,174
*	IAA, Inc.	146,180	7,977
*	Kornit Digital, Ltd.†	61,630	8,920
	Lincoln Electric Holdings, Inc.	51,360	6,615
	Luxfer Holdings plc†	489,016	9,599
*	Mercury Systems, Inc.	96,376	4,570
*	Montrose Environmental Group, Inc.	224,778	13,878
	Ritchie Bros Auctioneers, Inc.†	145,675	8,982
*	Stem, Inc.	224,404	5,361
	The Brink’s Co.	211,516	13,389
			156,030

	Consumer Discretionary—9.7%
*	Boot Barn Holdings, Inc.	126,254	11,220
*	National Vision Holdings, Inc.	162,178	9,207
*	Overstock.com, Inc.	108,810	8,478
*	Porch Group, Inc.	258,670	4,573
*	Revolve Group, Inc.	148,917	9,199
*	Rush Street Interactive, Inc.	302,840	5,818
*	Skyline Champion Corporation	222,880	13,386
*	The Cheesecake Factory, Inc.	98,990	4,652
	Winmark Corporation	28,330	6,092
			72,625

	Financials—4.5%
*	Encore Capital Group, Inc.	152,093	7,493
	FirstCash, Inc.	128,718	11,263
*	Open Lending Corporation	174,717	6,302
	PacWest Bancorp	185,210	8,394
			33,452

	Energy—4.4%
	Cameco Corporation†	694,770	15,097
*	Denbury, Inc.	149,789	10,523
*	Green Plains, Inc.	230,350	7,521
			33,141

	Consumer Staples—3.3%
*	Celsius Holdings, Inc.	48,250	4,347
*	The Beauty Health Co.	563,400	14,631
*	Vital Farms, Inc.	346,760	6,093
			25,071

	Communication Services—3.2%
*	Gogo, Inc.	650,880	11,260
*	QuinStreet, Inc.	267,735	4,702
*	ZipRecruiter, Inc.	290,110	8,007
			23,969

	Real Estate—2.2%
	Colliers International Group, Inc.†	69,818	8,916

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Real Estate — (continued)
	FirstService Corporation†	43,427	$7,838
			16,754

	Materials—1.8%
*	Century Aluminum Co.	276,600	3,720
*	Orion Engineered Carbons S.A.†	528,297	9,631
			13,351

	Total Common Stocks—95.9% (cost $514,877)		719,216

	Exchange-Traded Funds

	Exchange-Traded Fund—1.0%
	iShares Russell 2000 Growth ETF	25,330	7,437

	Total Exchange-Traded Fund—1.0% (cost $7,595)		7,437

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $25,606, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $26,119	$25,606	25,606

	Total Repurchase Agreement—3.4% (cost $25,606)		25,606

	Total Investments—100.3% (cost $548,078)		752,259

	Liabilities, plus cash and other assets—(0.3)%		(2,300)

	Net assets—100.0%		$749,959

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Western Hemisphere—50.8%

	Canada—1.4%
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	4,972	$2,012

	United States—49.4%
*	Adobe, Inc. (Software)	3,180	1,831
*	Align Technology, Inc. (Health care equipment & supplies)	2,221	1,478
*	Alphabet, Inc. Class “A” (Interactive Media & Services)	1,586	4,240
*	Amazon.com, Inc. (Internet & direct marketing retail)	1,118	3,673
*	Autodesk, Inc. (Software)	4,788	1,365
	BlackRock, Inc. (Capital markets)	2,293	1,923
*	Charles River Laboratories International, Inc. (Life sciences tools & services)	6,715	2,771
*	CoStar Group, Inc. (Professional services)	14,896	1,282
	Ecolab, Inc. (Chemicals)	5,463	1,140
*	Edwards Lifesciences Corporation (Health care equipment & supplies)	15,245	1,726
*	Facebook, Inc. Class “A” (Interactive Media & Services)	10,136	3,440
	Fidelity National Information Services, Inc. (IT services)	12,047	1,466
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	3,161	1,966
	Intercontinental Exchange, Inc. (Capital markets)	14,796	1,699
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	1,641	1,631
	Lockheed Martin Corporation (Aerospace & defense)	5,765	1,989
	Mastercard, Inc. Class “A” (IT services)	9,430	3,279
	Microsoft Corporation (Software)	14,629	4,124
	NextEra Energy, Inc. (Electric utilities)	14,622	1,148
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	14,171	2,058
*	PayPal Holdings, Inc. (IT services)	9,011	2,345
	Prologis, Inc. (Equity REIT)	11,054	1,387
	Roper Technologies, Inc. (Industrial conglomerates)	3,401	1,517
*	salesforce.com, Inc. (Software)	12,265	3,327
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	7,050	2,115
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	3,861	2,206
*	Ulta Beauty, Inc. (Specialty retail)	7,722	2,787
	Union Pacific Corporation (Road & rail)	9,719	1,905
	UnitedHealth Group, Inc. (Health care providers & services)	5,575	2,178
*	Veeva Systems, Inc. Class “A” (Health care technology)	3,005	866
*	Workday, Inc. Class “A” (Software)	7,892	1,972
	Zoetis, Inc. (Pharmaceuticals)	9,866	1,915
			68,749

	Europe—25.2%

	Denmark—3.8%
	Chr Hansen Holding A/S (Chemicals)	10,280	838
	DSV A/S (Air freight & logistics)	9,931	2,377
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	21,100	2,034
			5,249

	France—4.1%
*	Airbus SE (Aerospace & defense)	27,335	3,624
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	2,970	2,127
			5,751

	Germany—4.3%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	76,664	3,136
	MTU Aero Engines AG (Aerospace & defense)	8,811	1,981

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)

	Germany—(continued)
	Rational AG (Machinery)	885	$831
			5,948

	Ireland—3.5%
	Allegion plc (Building products)†	7,633	1,009
*	Aptiv plc (Auto components)†	15,704	2,339
*	Ryanair Holdings plc—ADR (Airlines)	13,817	1,521
			4,869

	Netherlands—1.1%
*	Adyen N.V. (IT services)	582	1,627

	Sweden—5.3%
	Atlas Copco AB Class “A” (Machinery)	40,144	2,424
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	5,221	791
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	195,287	3,021
	Indutrade AB (Machinery)	41,558	1,155
			7,391

	Switzerland—3.1%
	Lonza Group AG (Life sciences tools & services)	2,782	2,087
	Partners Group Holding AG (Capital markets)	1,412	2,203
			4,290

	Emerging Asia—6.9%

	China—3.3%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	90,544	1,676
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	48,300	1,025
	Tencent Holdings, Ltd. (Interactive Media & Services)	30,500	1,821
			4,522

	India—1.5%
	HDFC Bank, Ltd.—ADR (Banks)	27,940	2,042

	Taiwan—2.1%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	26,675	2,979

	Asia—5.7%

	Australia—3.9%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	67,066	2,230
*	Atlassian Corporation plc Class “A” (Software)†	4,934	1,931
	CSL, Ltd. (Biotechnology)	6,363	1,330
			5,491

	Hong Kong—1.4%
	AIA Group, Ltd. (Insurance)	167,800	1,931

	New Zealand—0.4%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	23,927	526

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Japan—5.0%
	Daikin Industries, Ltd. (Building products)	7,900	$1,723
	Keyence Corporation (Electronic equipment, instruments & components)	3,400	2,029
	Nihon M&A Center, Inc. (Professional services)	57,500	1,689
	SMC Corporation (Machinery)	2,400	1,497
			6,938

	United Kingdom—3.6%
*	Compass Group plc (Hotels, restaurants & leisure)	118,948	2,432
	Experian plc (Professional services)	27,232	1,141
	Halma plc (Electronic equipment, instruments & components)	15,519	592
	Rentokil Initial plc (Commercial services & supplies)	115,211	905
			5,070

	Emerging Latin America—1.9%

	Argentina—1.9%
*	Globant S.A. (IT services)†	5,707	1,604
*	MercadoLibre, Inc. (Internet & direct marketing retail)	591	992
			2,596

	Total Common Stocks—99.1% (cost $73,182)		137,981

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $1,210, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $1,234	$1,210	1,210

	Total Repurchase Agreement—0.9% (cost $1,210)		1,210

	Total Investments—100.0% (cost $74,392)		139,191

	Liabilities, plus cash and other assets—(0.0)%		(20)

	Net assets—100.0%		$139,171

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2021 (unaudited)

At September 30, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	26.6%
Industrials	20.7%
Consumer Discretionary	17.5%
Health Care	16.5%
Financials	7.1%
Communication Services	6.9%
Consumer Staples	1.5%
Materials	1.4%
Real Estate	1.0%
Utilities	0.8%
Total	100.0%

At September 30, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	61.7%
Euro	9.7%
Swedish Krona	5.3%
Japanese Yen	5.0%
Hong Kong Dollar	4.7%
Danish Krone	3.8%
British Pound Sterling	3.7%
Swiss Franc	3.1%
Australian Dollar	2.6%
All Other Currencies	0.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—52.2%

	Denmark—6.5%
	Chr Hansen Holding A/S (Chemicals)	106,275	$8,665
	Coloplast A/S Class “B” (Health care equipment & supplies)	107,098	16,746
	DSV A/S (Air freight & logistics)	76,703	18,360
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	257,125	24,784
	Orsted A/S (Electric utilities)	90,807	11,970
			80,525

	Finland—1.3%
	Neste Oyj (Oil, gas & consumable fuels)	283,548	15,996

	France—12.2%
*	Airbus SE (Aerospace & defense)	282,710	37,481
	L’Oreal S.A. (Personal products)	44,659	18,480
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	53,434	38,273
	Safran S.A. (Aerospace & defense)	206,986	26,180
	Sartorius Stedim Biotech (Life sciences tools & services)	33,817	18,897
	Teleperformance (Professional services)	32,978	12,971
			152,282

	Germany—4.2%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	648,421	26,519
	Rational AG (Machinery)	16,854	15,832
*	TeamViewer AG (Software)	320,136	9,366
			51,717

	Ireland—4.4%
*	ICON plc (Life sciences tools & services)†	58,042	15,208
	Kingspan Group plc (Building products)	225,961	22,540
*	Ryanair Holdings plc—ADR (Airlines)	154,354	16,988
			54,736

	Israel—0.7%
*	Wix.com, Ltd. (IT services)†	42,365	8,302

	Netherlands—4.7%
*	Adyen N.V. (IT services)	9,574	26,763
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	42,586	31,814
			58,577

	Norway—0.9%
	TOMRA Systems ASA (Commercial services & supplies)	225,497	11,792

	Spain—1.7%
*	Amadeus IT Group S.A. (IT services)	318,977	20,980

	Sweden—6.9%
	Atlas Copco AB Class “A” (Machinery)	416,426	25,146
	EQT AB (Capital markets)	36,090	1,499
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	1,835,259	28,388
	Indutrade AB (Machinery)	409,205	11,379
	Nibe Industrier AB Class “B” (Building products)	1,546,567	19,435
			85,847

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland—8.7%
	Lonza Group AG (Life sciences tools & services)	39,372	$29,533
	Partners Group Holding AG (Capital markets)	16,241	25,346
	Sika AG (Chemicals)	53,000	16,757
	Straumann Holding AG (Health care equipment & supplies)	20,555	36,865
			108,501

	Emerging Asia—14.0%

	China—5.6%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	986,856	18,270
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	504,272	8,551
	NetEase, Inc. (Entertainment)	373,675	6,323
	Tencent Holdings, Ltd. (Interactive Media & Services)	382,200	22,817
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	836,000	13,560
			69,521

	India—4.5%
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	662,779	24,405
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	947,276	31,562
			55,967

	Taiwan—2.6%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,556,000	32,181

	Thailand—1.3%
*	Sea, Ltd.—ADR (Entertainment)	50,114	15,973

	United Kingdom—12.3%
	Ashtead Group plc (Trading companies & distributors)	380,377	28,754
*	Compass Group plc (Hotels, restaurants & leisure)	690,018	14,112
	Experian plc (Professional services)	526,518	22,056
	Halma plc (Electronic equipment, instruments & components)	320,840	12,238
	London Stock Exchange Group plc (Capital markets)	193,456	19,386
	Rentokil Initial plc (Commercial services & supplies)	1,701,249	13,359
	Segro plc (Equity REIT)	1,146,613	18,419
	Spirax-Sarco Engineering plc (Machinery)	77,289	15,551
*	Trainline plc (Hotels, restaurants & leisure)	1,865,121	8,798
			152,673

	Japan—9.2%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	235,100	6,439
	Daikin Industries, Ltd. (Building products)	102,100	22,262
	Hoya Corporation (Health care equipment & supplies)	151,100	23,574
	Keyence Corporation (Electronic equipment, instruments & components)	47,800	28,530
	M3, Inc. (Health care technology)	93,400	6,657
	Nihon M&A Center, Inc. (Professional services)	390,600	11,470
	SMC Corporation (Machinery)	25,900	16,159
			115,091

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—5.7%

	Australia—3.3%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	727,441	$24,192
*	Atlassian Corporation plc Class “A” (Software)†	42,748	16,732
			40,924

	Hong Kong—1.7%
	AIA Group, Ltd. (Insurance)	1,796,800	20,671

	New Zealand—0.7%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	396,429	8,720

	Canada—3.4%
	Canadian National Railway Co. (Road & rail)	228,247	26,451
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	39,267	15,891
			42,342

	Emerging Latin America—1.2%

	Argentina—1.2%
*	MercadoLibre, Inc. (Internet & direct marketing retail)	9,252	15,538

	Total Common Stocks—98.0% (cost $835,516)		1,218,856

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $25,779, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $26,295	$25,779	25,779

	Total Repurchase Agreement—2.0% (cost $25,779)		25,779

	Total Investments—100.0% (cost $861,295)		1,244,635

	Liabilities, plus cash and other assets—(0.0)%		(609)

	Net assets—100.0%		$1,244,026

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2021 (unaudited)

At September 30, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	30.7%
Information Technology	19.8%
Health Care	16.5%
Consumer Discretionary	11.1%
Financials	7.5%
Energy	3.9%
Communication Services	3.7%
Consumer Staples	2.2%
Materials	2.1%
Real Estate	1.5%
Utilities	1.0%
Total	100.0%

At September 30, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	26.4%
British Pound Sterling	12.5%
Japanese Yen	9.4%
Swiss Franc	8.9%
U.S. Dollar	8.6%
Swedish Krona	7.1%
Hong Kong Dollar	6.7%
Danish Krone	6.6%
Indian Rupee	4.6%
New Taiwan Dollar	2.6%
Canadian Dollar	2.2%
Australian Dollar	2.0%
All Other Currencies	2.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—46.5%

	Belgium—0.3%
	Warehouses De Pauw CVA (Equity REIT)	165,684	$6,713

	Denmark—4.1%
	Chr Hansen Holding A/S (Chemicals)	66,381	5,412
	Coloplast A/S Class “B” (Health care equipment & supplies)	57,827	9,042
	DSV A/S (Air freight & logistics)	178,009	42,609
*	Genmab A/S (Biotechnology)	36,520	15,957
	Netcompany Group A/S (Software)	50,679	5,846
	Orsted A/S (Electric utilities)	83,491	11,005
	Royal Unibrew A/S (Beverages)	38,403	4,619
			94,490

	Finland—0.8%
	Neste Oyj (Oil, gas & consumable fuels)	348,722	19,672

	France—10.2%
*	Airbus SE (Aerospace & defense)	304,770	40,405
	Dassault Systemes SE (Software)	386,490	20,339
	Hermes International (Textiles, apparel & luxury goods)	7,978	11,008
	Kering S.A. (Textiles, apparel & luxury goods)	35,776	25,411
	L’Oreal S.A. (Personal products)	53,410	22,101
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	49,154	35,207
	Safran S.A. (Aerospace & defense)	187,113	23,666
	Sartorius Stedim Biotech (Life sciences tools & services)	33,607	18,780
	Teleperformance (Professional services)	71,321	28,053
*	Worldline S.A. (IT services)	141,975	10,822
			235,792

	Germany—5.4%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	54,679	10,474
	CompuGroup Medical SE & Co. KgaA (Health care technology)	57,600	4,740
*	CTS Eventim AG & Co. KGaA (Entertainment)	115,835	8,715
*	HelloFresh SE (Internet & direct marketing retail)	137,330	12,657
*	Hypoport SE (Diversified financial services)	6,390	4,287
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	576,519	23,578
	KION Group AG (Machinery)	84,108	7,820
	MTU Aero Engines AG (Aerospace & defense)	122,456	27,531
	Nemetschek SE (Software)	48,919	5,110
	Puma SE (Textiles, apparel & luxury goods)	146,550	16,291
*	TeamViewer AG (Software)	99,526	2,912
			124,115

	Ireland—2.4%
*	ICON plc (Life sciences tools & services)†	79,327	20,785
	Kingspan Group plc (Building products)	175,228	17,479
*	Ryanair Holdings plc—ADR (Airlines)	148,645	16,360
			54,624

	Israel—1.1%
*	Inmode, Ltd. (Health care equipment & supplies)†	50,902	8,116
*	Nice, Ltd.—ADR (Software)	26,128	7,422
*	Wix.com, Ltd. (IT services)†	46,405	9,094
			24,632

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Italy—0.7%
	Amplifon SpA (Health care providers & services)	124,387	$5,911
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	73,130	4,011
	Moncler SpA (Textiles, apparel & luxury goods)	89,192	5,440
			15,362

	Luxembourg—1.0%
	Eurofins Scientific SE (Life sciences tools & services)	137,275	17,589
	Tenaris S.A. (Energy equipment & services)	479,893	5,048
			22,637

	Netherlands—4.2%
*	Adyen N.V. (IT services)	10,171	28,431
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	66,391	49,598
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	44,355	3,529
	Euronext N.V. (Capital markets)	71,077	8,020
	IMCD N.V. (Trading companies & distributors)	38,942	7,453
			97,031

	Norway—0.6%
*	Pexip Holding ASA (Software)	267,469	2,159
	Scatec ASA (Independent power & renewable electricity producers)	131,233	2,439
	TOMRA Systems ASA (Commercial services & supplies)	175,763	9,191
			13,789

	Spain—1.6%
*	Amadeus IT Group S.A. (IT services)	394,362	25,938
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	352,286	8,745
*	Solaria Energia y Medio Ambiente S.A. (Independent power & renewable electricity producers)	138,037	2,181
			36,864

	Sweden—6.9%
	AddTech AB Class “B” (Trading companies & distributors)	219,286	3,891
	Atlas Copco AB Class “A” (Machinery)	636,095	38,411
	Beijer Ref AB (Trading companies & distributors)	323,202	6,428
*	BICO Group AB (Life sciences tools & services)	59,009	3,493
	EQT AB (Capital markets)	40,414	1,678
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	120,246	18,210
*	Hemnet Group AB (Interactive Media & Services)	171,760	3,318
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	1,761,103	27,241
	Indutrade AB (Machinery)	350,502	9,747
	Investment AB Latour Class “B” (Industrial conglomerates)	215,190	6,659
	Lifco AB Class “B” (Industrial conglomerates)	281,605	7,564
	Nibe Industrier AB Class “B” (Building products)	870,848	10,944
	Nolato AB Class “B” (Industrial conglomerates)	483,204	5,763
	Sweco AB Class “B” (Construction & engineering)	218,153	3,440
	Thule Group AB (Leisure products)	97,147	4,870
	Vitrolife AB (Biotechnology)	123,799	6,515
			158,172

	Switzerland—7.2%
	Belimo Holding AG (Building products)	9,374	4,948
	Logitech International S.A. (Technology hardware, storage & peripherals)	42,139	3,749

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland — (continued)
	Lonza Group AG (Life sciences tools & services)	40,344	$30,262
	Partners Group Holding AG (Capital markets)	18,208	28,416
	Siegfried Holding AG (Life sciences tools & services)	5,973	5,322
	SIG Combibloc Group AG (Containers & packaging)	273,924	7,283
	Sika AG (Chemicals)	104,906	33,168
	Softwareone Holding AG (Electronic equipment, instruments & components)	135,392	2,961
	Straumann Holding AG (Health care equipment & supplies)	12,546	22,501
	Tecan Group AG (Life sciences tools & services)	13,907	7,877
	Temenos AG (Software)	44,404	6,025
	VAT Group AG (Machinery)	23,187	9,151
*	Zur Rose Group AG (Food & staples retailing)	9,300	3,721
			165,384

	Emerging Asia—19.4%

	China—8.3%
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	750,312	6,184
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	1,005,184	18,610
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	1,345,000	5,272
	Chacha Food Co., Ltd. Class “A” (Food products)	411,542	2,946
	Country Garden Services Holdings Co., Ltd. (Real estate management & development)	797,000	6,298
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	378,465	6,417
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	329,870	8,871
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	292,100	10,531
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,913,000	22,049
	NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	157,013	8,805
	NetEase, Inc. (Entertainment)	249,625	4,224
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,397,500	16,397
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	155,999	4,175
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	114,950	6,862
	Silergy Corporation (Semiconductors & semiconductor equipment)	31,000	4,509
	Tencent Holdings, Ltd. (Interactive Media & Services)	424,100	25,318
*	Weimob, Inc. (Software)	1,331,000	1,921
	WuXi AppTec Co., Ltd. Class “A” (Life sciences tools & services)	307,636	7,254
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	1,464,500	23,755
			190,398

	India—4.6%
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	757,050	4,887
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	140,304	6,947
	Havells India, Ltd. (Electrical equipment)	290,358	5,352
	HDFC Bank, Ltd. (Banks)	1,122,504	23,966
	Info Edge India, Ltd. (Interactive Media & Services)	62,319	5,382
*	InterGlobe Aviation, Ltd. (Airlines)	278,560	7,574
	Ipca Laboratories, Ltd. (Pharmaceuticals)	105,566	3,436
	Pidilite Industries, Ltd. (Chemicals)	141,009	4,529
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	1,180,956	39,451
	Voltas, Ltd. (Construction & engineering)	243,037	3,992
			105,516

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Indonesia—1.2%
	Bank Central Asia Tbk PT (Banks)	11,408,500	$27,788

	South Korea—1.0%
	Kakao Corporation (Interactive Media & Services)	122,043	12,002
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	19,357	11,551
			23,553

	Taiwan—3.2%
	Airtac International Group (Machinery)	123,000	3,827
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	59,000	3,485
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	137,000	3,865
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	728,000	23,432
	momo.com, Inc. (Internet & direct marketing retail)	71,000	4,115
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	306,615	34,233
			72,957

	Thailand—1.1%
	Carabao Group PCL Class “F” (Beverages)	703,900	2,480
*	Sea, Ltd.—ADR (Entertainment)	72,987	23,263
			25,743

	United Kingdom—11.7%
	3i Group plc (Capital markets)	470,503	8,082
	Ashtead Group plc (Trading companies & distributors)	554,959	41,951
	Avast plc (Software)	589,777	4,507
	AVEVA Group plc (Software)	135,361	6,542
	Big Yellow Group plc (Equity REIT)	252,824	4,756
*	boohoo Group plc (Internet & direct marketing retail)	853,692	2,492
*	Ceres Power Holdings plc (Electrical equipment)	178,704	2,568
*	Compass Group plc (Hotels, restaurants & leisure)	1,194,485	24,429
	Croda International plc (Chemicals)	177,043	20,285
*	CVS Group plc (Health care providers & services)	144,087	4,680
	Diploma plc (Trading companies & distributors)	126,292	4,802
	Experian plc (Professional services)	472,862	19,808
	Halma plc (Electronic equipment, instruments & components)	456,708	17,420
	Intermediate Capital Group plc (Capital markets)	364,092	9,970
	Intertek Group plc (Professional services)	109,517	7,323
	London Stock Exchange Group plc (Capital markets)	195,189	19,559
	Renishaw plc (Electronic equipment, instruments & components)	53,963	3,426
	Rentokil Initial plc (Commercial services & supplies)	1,814,825	14,251
	Rotork plc (Machinery)	1,801,776	8,421
	Segro plc (Equity REIT)	921,753	14,807
	Softcat plc (IT services)	184,209	5,006
	Spirax-Sarco Engineering plc (Machinery)	82,506	16,601
*	Trainline plc (Hotels, restaurants & leisure)	694,316	3,275
*	Trustpilot Group plc (Interactive Media & Services)	766,060	3,974
			268,935

	Japan—10.3%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	251,400	6,885
*	BASE, Inc. (IT services)	234,000	2,277
	Benefit One, Inc. (Professional services)	170,300	8,028

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan—(continued)
*	Bengo4.com, Inc. (Interactive Media & Services)	29,600	$1,694
	Daikin Industries, Ltd. (Building products)	109,100	23,788
	Disco Corporation (Semiconductors & semiconductor equipment)	10,800	3,025
	Food & Life Cos., Ltd. (Hotels, restaurants & leisure)	129,800	5,969
	GMO Payment Gateway, Inc. (IT services)	43,500	5,492
	Harmonic Drive Systems, Inc. (Machinery)	72,200	3,463
	Hoya Corporation (Health care equipment & supplies)	120,200	18,753
	Keyence Corporation (Electronic equipment, instruments & components)	47,000	28,053
	M3, Inc. (Health care technology)	181,700	12,949
	MISUMI Group, Inc. (Machinery)	185,000	7,872
	MonotaRO Co., Ltd. (Trading companies & distributors)	331,300	7,424
	Nihon M&A Center, Inc. (Professional services)	376,700	11,062
	Olympus Corporation (Health care equipment & supplies)	838,000	18,342
	Omron Corporation (Electronic equipment, instruments & components)	203,000	20,087
	Rakus Co., Ltd. (Software)	192,800	6,831
*	SHIFT, Inc. (IT services)	28,800	6,128
	SMC Corporation (Machinery)	37,000	23,085
	TechnoPro Holdings, Inc. (Professional services)	226,100	6,800
	TIS, Inc. (IT services)	308,800	8,428
			236,435

	Canada—3.8%
*	Canada Goose Holdings, Inc. (Textiles, apparel & luxury goods)†	143,897	5,133
	Canadian National Railway Co. (Road & rail)†	323,360	37,473
	Enghouse Systems, Ltd. (Software)†	58,840	2,582
*	Kinaxis, Inc. (Software)†	41,949	6,052
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	49,336	19,966
*	Nuvei Corporation (IT services)†	117,313	13,439
	Toromont Industries, Ltd. (Trading companies & distributors)†	44,553	3,719
			88,364

	Asia—3.4%

	Australia—1.8%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	400,535	13,320
*	Atlassian Corporation plc Class “A” (Software)†	57,060	22,334
	Netwealth Group, Ltd. (Capital markets)	293,824	3,033
	Pro Medicus, Ltd. (Health care technology)	96,910	3,760
			42,447

	Hong Kong—1.6%
	AIA Group, Ltd. (Insurance)	3,248,400	37,371

	Emerging Latin America—2.2%

	Argentina—1.0%
*	Globant S.A. (IT services)†	27,576	7,749
*	MercadoLibre, Inc. (Internet & direct marketing retail)	8,861	14,881
			22,630

	Brazil—0.9%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	2,299,300	5,379
	Locaweb Servicos de Internet S.A. (IT services)	1,471,193	6,181
	Magazine Luiza S.A. (Multiline retail)	1,706,100	4,493

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Brazil — (continued)
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	326,200	$4,469
			20,522

	Mexico—0.2%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	22,852	4,273

	Uruguay—0.1%
*	Dlocal, Ltd. (IT services)†	56,259	3,070

	Emerging Europe—1.0%

	Poland—0.4%
*	Allegro.eu S.A. (Internet & direct marketing retail)	403,202	5,855
*	InPost S.A. (Air freight & logistics)	244,877	4,063
			9,918

	Russia—0.6%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	162,138	12,921

	Total Common Stocks—98.3% (cost $1,305,213)		2,262,118

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $36,418, collateralized by U.S. Treasury Bond, 2.250% - 4.375%, due 5/15/41, valued at $37,147	$36,418	36,418

	Total Repurchase Agreement—1.6% (cost $36,418)		36,418

	Total Investments—99.9% (cost $1,341,631)		2,298,536

	Cash and other assets, less liabilities—0.1%		1,362

	Net assets—100.0%		$2,299,898

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2021 (unaudited)

At September 30, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	26.9%
Information Technology	22.3%
Health Care	14.2%
Consumer Discretionary	13.0%
Financials	8.6%
Communication Services	4.5%
Materials	3.1%
Energy	2.8%
Consumer Staples	2.1%
Real Estate	1.4%
Utilities	1.1%
Total	100.0%

At September 30, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	25.6%
British Pound Sterling	11.9%
Japanese Yen	10.4%
U.S. Dollar	9.3%
Hong Kong Dollar	7.4%
Swiss Franc	7.3%
Swedish Krona	7.0%
Indian Rupee	4.7%
Danish Krone	4.2%
Canadian Dollar	2.8%
Chinese Yuan Renminbi	2.5%
New Taiwan Dollar	1.9%
Indonesian Rupiah	1.2%
South Korean Won	1.0%
All Other Currencies	2.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—46.7%

	Belgium—0.3%
	Warehouses De Pauw CVA (Equity REIT)	92,888	$3,764

	Denmark—4.1%
	Chr Hansen Holding A/S (Chemicals)	37,216	3,034
	Coloplast A/S Class “B” (Health care equipment & supplies)	32,419	5,069
	DSV A/S (Air freight & logistics)	99,797	23,888
*	Genmab A/S (Biotechnology)	20,474	8,945
	Netcompany Group A/S (Software)	28,413	3,277
	Orsted A/S (Electric utilities)	46,807	6,170
	Royal Unibrew A/S (Beverages)	21,530	2,590
			52,973

	Finland—0.9%
	Neste Oyj (Oil, gas & consumable fuels)	195,504	11,029

	France—10.3%
*	Airbus SE (Aerospace & defense)	170,863	22,652
	Dassault Systemes SE (Software)	214,039	11,264
	Hermes International (Textiles, apparel & luxury goods)	4,473	6,172
	Kering S.A. (Textiles, apparel & luxury goods)	20,058	14,246
	L’Oreal S.A. (Personal products)	29,943	12,391
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	27,558	19,739
	Safran S.A. (Aerospace & defense)	104,900	13,268
	Sartorius Stedim Biotech (Life sciences tools & services)	18,840	10,528
	Teleperformance (Professional services)	39,984	15,727
*	Worldline S.A. (IT services)	79,612	6,068
			132,055

	Germany—5.4%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	30,654	5,872
	CompuGroup Medical SE & Co. KgaA (Health care technology)	32,292	2,657
*	CTS Eventim AG & Co. KGaA (Entertainment)	64,856	4,880
*	HelloFresh SE (Internet & direct marketing retail)	76,992	7,096
*	Hypoport SE (Diversified financial services)	3,583	2,404
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	323,214	13,219
	KION Group AG (Machinery)	47,153	4,384
	MTU Aero Engines AG (Aerospace & defense)	68,653	15,435
	Nemetschek SE (Software)	27,426	2,865
	Puma SE (Textiles, apparel & luxury goods)	82,160	9,133
*	TeamViewer AG (Software)	55,797	1,632
			69,577

	Ireland—2.4%
*	ICON plc (Life sciences tools & services)†	44,472	11,652
	Kingspan Group plc (Building products)	98,238	9,799
*	Ryanair Holdings plc—ADR (Airlines)	83,334	9,172
			30,623

	Israel—1.1%
*	Inmode, Ltd. (Health care equipment & supplies)†	28,538	4,550
*	Nice, Ltd.—ADR (Software)	14,622	4,153
*	Wix.com, Ltd. (IT services)†	26,017	5,099
			13,802

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Italy—0.7%
	Amplifon SpA (Health care providers & services)	69,735	$3,314
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	40,999	2,249
	Moncler SpA (Textiles, apparel & luxury goods)	50,004	3,050
			8,613

	Luxembourg—1.0%
	Eurofins Scientific SE (Life sciences tools & services)	76,961	9,861
	Tenaris S.A. (Energy equipment & services)	269,042	2,830
			12,691

	Netherlands—4.2%
*	Adyen N.V. (IT services)	5,702	15,939
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	37,221	27,807
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	24,866	1,978
	Euronext N.V. (Capital markets)	39,915	4,504
	IMCD N.V. (Trading companies & distributors)	21,831	4,178
			54,406

	Norway—0.6%
*	Pexip Holding ASA (Software)	149,951	1,210
	Scatec ASA (Independent power & renewable electricity producers)	73,573	1,367
	TOMRA Systems ASA (Commercial services & supplies)	98,537	5,153
			7,730

	Spain—1.6%
*	Amadeus IT Group S.A. (IT services)	221,091	14,542
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	197,503	4,903
*	Solaria Energia y Medio Ambiente S.A. (Independent power & renewable electricity producers)	77,388	1,222
			20,667

	Sweden—6.9%
	AddTech AB Class “B” (Trading companies & distributors)	122,938	2,181
	Atlas Copco AB Class “A” (Machinery)	356,614	21,534
	Beijer Ref AB (Trading companies & distributors)	181,197	3,604
*	BICO Group AB (Life sciences tools & services)	33,036	1,956
	EQT AB (Capital markets)	22,627	940
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	67,413	10,209
*	Hemnet Group AB (Interactive Media & Services)	96,353	1,861
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	987,326	15,272
	Indutrade AB (Machinery)	196,502	5,464
	Investment AB Latour Class “B” (Industrial conglomerates)	120,642	3,733
	Lifco AB Class “B” (Industrial conglomerates)	155,945	4,189
	Nibe Industrier AB Class “B” (Building products)	488,223	6,135
	Nolato AB Class “B” (Industrial conglomerates)	270,899	3,231
	Sweco AB Class “B” (Construction & engineering)	122,303	1,928
	Thule Group AB (Leisure products)	54,463	2,731
	Vitrolife AB (Biotechnology)	69,406	3,653
			88,621

	Switzerland—7.2%
	Belimo Holding AG (Building products)	5,165	2,726
	Logitech International S.A. (Technology hardware, storage & peripherals)	23,624	2,102

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland — (continued)
	Lonza Group AG (Life sciences tools & services)	22,617	$16,965
	Partners Group Holding AG (Capital markets)	10,209	15,933
*	Siegfried Holding AG (Life sciences tools & services)	3,349	2,984
*	SIG Combibloc Group AG (Containers & packaging)	153,570	4,083
	Sika AG (Chemicals)	58,813	18,595
*	Softwareone Holding AG (Electronic equipment, instruments & components)	75,905	1,660
	Straumann Holding AG (Health care equipment & supplies)	7,034	12,615
	Tecan Group AG (Life sciences tools & services)	7,801	4,418
	Temenos AG (Software)	24,895	3,378
	VAT Group AG (Machinery)	12,999	5,130
*	Zur Rose Group AG (Food & staples retailing)	5,214	2,086
			92,675

	Emerging Asia—19.5%

	China—8.3%
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	420,827	3,468
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	563,500	10,433
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	754,200	2,956
	Chacha Food Co., Ltd. Class “A” (Food products)	230,700	1,651
	Country Garden Services Holdings Co., Ltd. (Real estate management & development)	448,000	3,540
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	212,112	3,597
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	184,900	4,973
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	163,750	5,904
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,072,500	12,361
	NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	88,000	4,935
	NetEase, Inc. (Entertainment)	139,800	2,365
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,344,000	9,192
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	87,400	2,339
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	64,400	3,844
	Silergy Corporation (Semiconductors & semiconductor equipment)	17,000	2,473
	Tencent Holdings, Ltd. (Interactive Media & Services)	237,700	14,190
*	Weimob, Inc. (Software)	746,000	1,077
	WuXi AppTec Co., Ltd. Class “A” (Life sciences tools & services)	172,556	4,069
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	821,000	13,317
			106,684

	India—4.6%
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	424,424	2,740
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	78,659	3,895
	Havells India, Ltd. (Electrical equipment)	162,784	3,000
	HDFC Bank, Ltd. (Banks)	629,308	13,436
	Info Edge India, Ltd. (Interactive Media & Services)	34,937	3,017
*	InterGlobe Aviation, Ltd. (Airlines)	156,169	4,247
	Ipca Laboratories, Ltd. (Pharmaceuticals)	59,184	1,926
	Pidilite Industries, Ltd. (Chemicals)	79,053	2,539
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	661,922	22,113
	Voltas, Ltd. (Construction & engineering)	136,253	2,238
			59,151

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Indonesia—1.2%
	Bank Central Asia Tbk PT (Banks)	6,396,006	$15,579

	South Korea—1.1%
	Kakao Corporation (Interactive Media & Services)	68,421	6,729
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	10,853	6,476
			13,205

	Taiwan—3.2%
	Airtac International Group (Machinery)	69,000	2,147
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	33,000	1,949
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	77,000	2,172
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	408,000	13,133
	momo.com, Inc. (Internet & direct marketing retail)	40,000	2,318
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	171,898	19,193
			40,912

	Thailand—1.1%
	Carabao Group PCL Class “F” (Beverages)	394,600	1,390
*	Sea, Ltd.—ADR (Entertainment)	40,918	13,042
			14,432

	United Kingdom—11.7%
	3i Group plc (Capital markets)	263,778	4,531
	Ashtead Group plc (Trading companies & distributors)	311,126	23,519
	Avast plc (Software)	330,646	2,527
	AVEVA Group plc (Software)	75,887	3,668
	Big Yellow Group plc (Equity REIT)	141,740	2,666
*	boohoo Group plc (Internet & direct marketing retail)	478,604	1,397
*	Ceres Power Holdings plc (Electrical equipment)	100,185	1,440
*	Compass Group plc (Hotels, restaurants & leisure)	669,663	13,695
	Croda International plc (Chemicals)	99,255	11,372
*	CVS Group plc (Health care providers & services)	80,780	2,624
	Diploma plc (Trading companies & distributors)	70,803	2,692
	Experian plc (Professional services)	265,100	11,105
	Halma plc (Electronic equipment, instruments & components)	256,044	9,766
	Intermediate Capital Group plc (Capital markets)	204,121	5,589
	Intertek Group plc (Professional services)	61,398	4,106
	London Stock Exchange Group plc (Capital markets)	109,429	10,966
	Renishaw plc (Electronic equipment, instruments & components)	30,253	1,921
	Rentokil Initial plc (Commercial services & supplies)	1,017,444	7,990
	Rotork plc (Machinery)	1,010,127	4,721
	Segro plc (Equity REIT)	516,762	8,301
	Softcat plc (IT services)	103,273	2,806
	Spirax-Sarco Engineering plc (Machinery)	46,256	9,307
*	Trainline plc (Hotels, restaurants & leisure)	389,253	1,836
*	Trustpilot Group plc (Interactive Media & Services)	429,475	2,228
			150,773

	Japan—10.3%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	141,000	3,862
*	BASE, Inc. (IT services)	131,100	1,275
	Benefit One, Inc. (Professional services)	95,500	4,502

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan—(continued)
*	Bengo4.com, Inc. (Interactive Media & Services)	16,700	$956
	Daikin Industries, Ltd. (Building products)	61,100	13,322
	Disco Corporation (Semiconductors & semiconductor equipment)	6,100	1,709
	Food & Life Cos., Ltd. (Hotels, restaurants & leisure)	72,700	3,343
	GMO Payment Gateway, Inc. (IT services)	24,400	3,081
	Harmonic Drive Systems, Inc. (Machinery)	40,500	1,942
	Hoya Corporation (Health care equipment & supplies)	67,400	10,516
	Keyence Corporation (Electronic equipment, instruments & components)	26,400	15,757
	M3, Inc. (Health care technology)	101,900	7,262
	MISUMI Group, Inc. (Machinery)	103,700	4,412
	MonotaRO Co., Ltd. (Trading companies & distributors)	185,700	4,162
	Nihon M&A Center, Inc. (Professional services)	211,200	6,202
	Olympus Corporation (Health care equipment & supplies)	469,800	10,283
	Omron Corporation (Electronic equipment, instruments & components)	113,800	11,261
	Rakus Co., Ltd. (Software)	108,000	3,826
*	SHIFT, Inc. (IT services)	16,200	3,447
	SMC Corporation (Machinery)	20,700	12,915
	TechnoPro Holdings, Inc. (Professional services)	126,800	3,813
	TIS, Inc. (IT services)	173,000	4,722
			132,570

	Canada—3.8%
*	Canada Goose Holdings, Inc. (Textiles, apparel & luxury goods)†	80,673	2,878
	Canadian National Railway Co. (Road & rail)†	181,285	21,008
	Enghouse Systems, Ltd. (Software)†	32,988	1,447
*	Kinaxis, Inc. (Software)†	23,537	3,396
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	27,660	11,194
*	Nuvei Corporation (IT services)†	65,769	7,534
	Toromont Industries, Ltd. (Trading companies & distributors)†	24,978	2,085
			49,542

	Asia—3.5%

	Australia—1.9%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	224,552	7,468
*	Atlassian Corporation plc Class “A” (Software)†	31,990	12,522
	Netwealth Group, Ltd. (Capital markets)	164,727	1,700
	Pro Medicus, Ltd. (Health care technology)	54,331	2,108
			23,798

	Hong Kong—1.6%
	AIA Group, Ltd. (Insurance)	1,821,063	20,950

	Emerging Latin America—2.2%

	Argentina—1.0%
*	Globant S.A. (IT services)†	15,461	4,345
*	MercadoLibre, Inc. (Internet & direct marketing retail)	4,969	8,345
			12,690

	Brazil—0.9%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	1,289,100	3,016
	Locaweb Servicos de Internet S.A. (IT services)	824,686	3,465
	Magazine Luiza S.A. (Multiline retail)	956,500	2,519

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Brazil — (continued)
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	183,000	$2,507
			11,507

	Mexico—0.2%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	12,812	2,396

	Uruguay—0.1%
*	Dlocal, Ltd. (IT services)†	31,642	1,726

	Emerging Europe—1.0%

	Poland—0.4%
*	Allegro.eu S.A. (Internet & direct marketing retail)	226,047	3,282
*	InPost S.A. (Air freight & logistics)	137,286	2,278
			5,560

	Russia—0.6%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	90,899	7,244

	Total Common Stocks—98.7% (cost $727,159)		1,267,945

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $18,081, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $18,443	$18,081	18,081

	Total Repurchase Agreement—1.4% (cost $18,081)		18,081

	Total Investments—100.1% (cost $745,240)		1,286,026

	Liabilities, plus cash and other assets—(0.1)%		(1,764)

	Net assets—100.0%		$1,284,262

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2021 (unaudited)

At September 30, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	26.9%
Information Technology	22.3%
Health Care	14.2%
Consumer Discretionary	13.0%
Financials	8.6%
Communication Services	4.5%
Materials	3.1%
Energy	2.8%
Consumer Staples	2.1%
Real Estate	1.4%
Utilities	1.1%
Total	100.0%

At September 30, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	25.6%
British Pound Sterling	11.9%
Japanese Yen	10.4%
U.S. Dollar	9.3%
Hong Kong Dollar	7.4%
Swiss Franc	7.3%
Swedish Krona	7.0%
Indian Rupee	4.7%
Danish Krone	4.2%
Canadian Dollar	2.8%
Chinese Yuan Renminbi	2.5%
New Taiwan Dollar	1.9%
Indonesian Rupiah	1.2%
South Korean Won	1.0%
All Other Currencies	2.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—40.0%

	Belgium—2.2%
	Melexis N.V. (Semiconductors & semiconductor equipment)	49,680	$5,273
	Warehouses De Pauw CVA (Equity REIT)	79,466	3,220
			8,493

	Finland—1.0%
	Musti Group Oyj (Specialty retail)	105,441	3,763

	Germany—3.6%
	CompuGroup Medical SE & Co. KgaA (Health care technology)	35,465	2,919
*	CTS Eventim AG & Co. KGaA (Entertainment)	37,191	2,798
*	Hypoport SE (Diversified financial services)	7,362	4,939
*	Westwing Group AG (Internet & direct marketing retail)	85,066	3,186
			13,842

	Israel—2.7%
*	Inmode, Ltd. (Health care equipment & supplies)†	57,502	9,168
*	NEOGAMES S.A. (Hotels, restaurants & leisure)†	38,527	1,415
			10,583

	Italy—1.9%
	Amplifon SpA (Health care providers & services)	57,524	2,734
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	38,429	2,108
	Carel Industries SpA (Building products)	85,821	2,334
			7,176

	Netherlands—0.5%
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	23,016	1,831

	Norway—1.4%
*	Pexip Holding ASA (Software)	208,849	1,685
	TOMRA Systems ASA (Commercial services & supplies)	71,816	3,756
			5,441

	Spain—1.4%
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	117,345	2,913
*	Solaria Energia y Medio Ambiente S.A. (Independent power & renewable electricity producers)	147,677	2,333
			5,246

	Sweden—19.9%
	AddTech AB Class “B” (Trading companies & distributors)	328,368	5,826
	Arjo AB Class “B” (Health care equipment & supplies)	527,716	6,499
	Beijer Ref AB (Trading companies & distributors)	411,267	8,179
*	BICO Group AB (Life sciences tools & services)	88,980	5,268
	Biotage AB (Life sciences tools & services)	146,032	3,981
*	Hemnet Group AB (Interactive Media & Services)	140,490	2,714
	Investment AB Latour Class “B” (Industrial conglomerates)	203,321	6,292
	Lagercrantz Group AB Class “B” (Electronic equipment, instruments & components)	216,641	2,593
	Lifco AB Class “B” (Industrial conglomerates)	250,643	6,732
	MIPS AB (Leisure products)	83,170	8,341
	Nolato AB Class “B” (Industrial conglomerates)	504,597	6,019
	Paradox Interactive AB (Entertainment)	29,271	468
*	Sdiptech AB Class “B” (Commercial services & supplies)	67,539	3,293

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Sweden —(continued)
	Sweco AB Class “B” (Construction & engineering)	192,198	$3,030
	Vitrolife AB (Biotechnology)	132,928	6,996
			76,231

	Switzerland—5.4%
	Belimo Holding AG (Building products)	7,133	3,765
	Kardex Holding AG (Machinery)	19,927	5,611
	Siegfried Holding AG (Life sciences tools & services)	4,534	4,040
	Softwareone Holding AG (Electronic equipment, instruments & components)	147,737	3,230
*	Zur Rose Group AG (Food & staples retailing)	9,873	3,950
			20,596

	Japan—17.2%
*	BASE, Inc. (IT services)	228,100	2,219
	BayCurrent Consulting, Inc. (Professional services)	14,500	7,260
	Benefit One, Inc. (Professional services)	196,300	9,254
*	Bengo4.com, Inc. (Interactive Media & Services)	36,100	2,065
	Food & Life Cos., Ltd. (Hotels, restaurants & leisure)	132,100	6,074
	Harmonic Drive Systems, Inc. (Machinery)	58,000	2,782
*	Hennge KK (IT services)	33,900	1,797
	Japan Elevator Service Holdings Co., Ltd. (Commercial services & supplies)	194,100	4,464
	JINS Holdings, Inc. (Specialty retail)	67,300	4,906
*	Plaid, Inc. (Software)	81,900	2,140
	Rakus Co., Ltd. (Software)	200,300	7,097
*	SHIFT, Inc. (IT services)	19,400	4,128
	SMS Co., Ltd. (Professional services)	140,200	5,107
	TechnoPro Holdings, Inc. (Professional services)	225,100	6,770
			66,063

	Emerging Asia—15.3%

	Cambodia—0.6%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,676,000	2,283

	China—1.7%
	Chacha Food Co., Ltd. Class “A” (Food products)	353,700	2,532
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	53,062	1,484
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	90,544	2,423
			6,439

	India—7.8%
*	Aavas Financiers, Ltd. (Thrifts & mortgage finance)	87,703	2,999
*	Affle India, Ltd. (Media)	19,318	1,378
*	AU Small Finance Bank, Ltd. (Banks)	369,208	5,775
	IndiaMart InterMesh, Ltd. (Trading companies & distributors)	18,371	2,056
	Indian Energy Exchange Ltd. (Capital markets)	276,816	2,397
	Info Edge India, Ltd. (Interactive Media & Services)	43,715	3,775
	Ipca Laboratories, Ltd. (Pharmaceuticals)	143,613	4,674
	Motherson Sumi Systems, Ltd. (Auto components)	2,227,561	6,751
			29,805

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Indonesia—0.5%
	Ace Hardware Indonesia Tbk PT (Specialty retail)	22,954,600	$2,027

	Malaysia—0.5%
	MR DIY Group M Bhd (Specialty retail)	2,135,000	1,982

	South Korea—0.9%
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	209,424	3,418

	Taiwan—3.3%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	46,000	3,788
	momo.com, Inc. (Internet & direct marketing retail)	59,800	3,466
	Voltronic Power Technology Corporation (Electrical equipment)	87,451	5,333
			12,587

	United Kingdom—13.8%
	AVEVA Group plc (Software)	36,025	1,741
*	Beazley plc (Insurance)	536,565	2,732
*	boohoo Group plc (Internet & direct marketing retail)	870,358	2,540
	Burford Capital, Ltd. (Diversified financial services)	193,120	2,105
*	Ceres Power Holdings plc (Electrical equipment)	37,326	536
*	CVS Group plc (Health care providers & services)	114,057	3,704
	Diploma plc (Trading companies & distributors)	88,142	3,352
	dotdigital group plc (Software)	827,842	2,681
	Ideagen plc (Software)	446,030	1,907
	IntegraFin Holdings plc (Capital markets)	680,472	4,725
*	Moonpig Group plc (Internet & direct marketing retail)	137,554	589
	Renishaw plc (Electronic equipment, instruments & components)	38,259	2,429
	Rotork plc (Machinery)	784,642	3,667
	Safestore Holdings plc (Equity REIT)	485,019	6,864
	Softcat plc (IT services)	269,169	7,315
*	Trainline plc (Hotels, restaurants & leisure)	542,404	2,559
*	Trustpilot Group plc (Interactive Media & Services)	646,827	3,356
			52,802

	Emerging Latin America—4.2%

	Brazil—2.8%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	206,200	3,138
	Locaweb Servicos de Internet S.A. (IT services)	319,400	1,342
	Pet Center Comercio e Participacoes S.A. (Specialty retail)	779,700	3,359
	TOTVS S.A. (Software)	442,500	2,933
			10,772

	Mexico—1.4%
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	912,400	5,366

	Asia—2.6%

	Australia—1.9%
*	Nanosonics, Ltd. (Health care equipment & supplies)	405,464	1,815
	Netwealth Group, Ltd. (Capital markets)	153,652	1,586
	Pro Medicus, Ltd. (Health care technology)	99,025	3,841
			7,242

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—(continued)

	New Zealand—0.7%
	Ryman Healthcare, Ltd. (Health care providers & services)	263,495	$2,742

	Canada—2.4%
*	Canada Goose Holdings, Inc. (Textiles, apparel & luxury goods)†	48,629	1,734
	Enghouse Systems, Ltd. (Software) †	68,903	3,023
*	Kinaxis, Inc. (Software) †	30,003	4,329
			9,086

	Emerging Mid-East, Africa—1.8%

	South Africa—1.0%
	Clicks Group, Ltd. (Food & staples retailing)	201,630	3,718

	United Arab Emirates—0.8%
*	Network International Holdings plc (IT services)	664,780	3,257

	Total Common Stocks—97.3% (cost $286,296)		372,791

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $12,345, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $12,592	$12,345	12,345

	Total Repurchase Agreement—3.2% (cost $12,345)		12,345

	Total Investments—100.5% (cost $298,641)		385,136

	Liabilities, plus cash and other assets—(0.5)%		(1,784)

	Net assets—100.0%		$383,352

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (unaudited)

At September 30, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	29.7%
Information Technology	18.8%
Consumer Discretionary	16.6%
Health Care	15.7%
Financials	7.3%
Communication Services	4.4%
Consumer Staples	3.4%
Real Estate	2.7%
Utilities	1.4%
Total	100.0%

At September 30, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Swedish Krona	20.5%
Japanese Yen	17.7%
British Pound Sterling	15.0%
Euro	10.8%
Indian Rupee	8.0%
Swiss Franc	5.5%
New Taiwan Dollar	3.4%
U.S. Dollar	3.3%
Brazilian Real	2.9%
Canadian Dollar	2.0%
Australian Dollar	2.0%
Chinese Yuan Renminbi	1.7%
Norwegian Krone	1.5%
Mexican Peso	1.4%
All Other Currencies	4.3%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—70.7%

	China—22.9%
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	448,986	$3,701
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	1,041,428	19,281
	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	166,756	6,681
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	350,302	5,940
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	18,759	5,295
	Midea Group Co., Ltd. Class “A” (Household durables)	720,700	7,749
	NetEase, Inc. (Entertainment)	153,550	2,598
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,157,500	7,917
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	167,200	3,548
	Tencent Holdings, Ltd. (Interactive Media & Services)	369,300	22,047
	TravelSky Technology, Ltd. Class “H” (IT services)	2,374,000	4,579
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	100,000	5,840
	Total China		95,176

	India—22.6%
	Asian Paints, Ltd. (Chemicals)	121,999	5,324
	Bajaj Finance, Ltd. (Consumer finance)	56,084	5,775
	Britannia Industries, Ltd. (Food products)	78,430	4,166
	Havells India, Ltd. (Electrical equipment)	250,910	4,624
	HDFC Bank, Ltd. (Banks)	528,778	11,289
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	184,860	6,807
	Infosys, Ltd. (IT services)	548,404	12,327
*	InterGlobe Aviation, Ltd. (Airlines)	240,201	6,531
	Motherson Sumi Systems, Ltd. (Auto components)	2,766,272	8,383
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	597,464	19,883
	UPL, Ltd. (Chemicals)	907,873	8,636
			93,745

	Indonesia—2.2%
	Bank Central Asia Tbk PT (Banks)	3,713,900	9,046

	South Korea—8.0%
*	Coupang, Inc. (Internet & direct marketing retail)	123,506	3,440
	Douzone Bizon Co., Ltd. (Software)	52,270	4,199
	Kakao Corporation (Interactive Media & Services)	59,912	5,892
*	KakaoBank Corporation (Banks)	63,166	3,649
	LG Household & Health Care, Ltd. (Personal products)	6,608	7,450
	NAVER Corporation (Interactive Media & Services)	27,029	8,770
			33,400

	Taiwan—12.5%
	E.Sun Financial Holding Co., Ltd. (Banks)	4,680,267	4,404
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	68,000	4,756
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	304,000	9,785
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	295,550	32,998
			51,943

	Thailand—2.5%
*	Sea, Ltd.—ADR (Entertainment)	33,232	10,592

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—15.6%

	Argentina—5.3%
*	Globant S.A. (IT services)†	33,511	$9,417
*	MercadoLibre, Inc. (Internet & direct marketing retail)	7,564	12,703
			22,120

	Brazil—5.5%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	2,599,900	6,082
	Locaweb Servicos de Internet S.A. (IT services)	277,700	1,167
	Raia Drogasil S.A. (Food & staples retailing)	621,300	2,666
*	Rumo S.A. (Road & rail)	2,264,000	6,980
	TOTVS S.A. (Software)	871,400	5,777
			22,672

	Mexico—4.0%
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	799,700	9,298
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	2,225,500	7,542
			16,840

	Peru—0.8%
	Credicorp, Ltd. (Banks)†	29,666	3,291

	Emerging Europe, Mid-East, Africa—10.3%

	Poland—1.1%
*	Allegro.eu S.A. (Internet & direct marketing retail)	307,799	4,469

	Russia—4.5%
	HeadHunter Group plc—ADR (Professional services)	157,880	7,705
*	Yandex N.V. Class “A” (Interactive Media & Services)†	138,853	11,065
			18,770

	South Africa—3.5%
	Capitec Bank Holdings, Ltd. (Banks)	76,188	9,238
	Clicks Group, Ltd. (Food & staples retailing)	288,344	5,317
			14,555

	United Arab Emirates—1.2%
*	Network International Holdings plc (IT services)	973,395	4,770

	Total Common Stocks—96.6% (cost $349,914)		401,389

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $14,896, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $15,194	$14,896	14,896

	Total Repurchase Agreement—3.6% (cost $14,896)		14,896

	Total Investments—100.2% (cost $364,810)		416,285

	Liabilities, plus cash and other assets—(0.2)%		(794)

	Net assets—100.0%		$415,491

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2021 (unaudited)

At September 30, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	22.2%
Financials	16.8%
Consumer Discretionary	16.5%
Communication Services	15.2%
Consumer Staples	9.6%
Industrials	8.8%
Energy	5.0%
Materials	3.5%
Health Care	2.4%
Total	100.0%

At September 30, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	23.4%
U.S. Dollar	22.7%
Hong Kong Dollar	14.9%
Chinese Yuan Renminbi	8.8%
South Korean Won	7.5%
Brazilian Real	5.6%
New Taiwan Dollar	4.7%
Mexican Peso	4.2%
South African Rand	3.6%
Indonesian Rupiah	2.3%
British Pound Sterling	1.2%
Polish Zloty	1.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—84.7%

	China—21.8%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	878,532	$16,265
	ANTA Sports Products, Ltd. (Textiles, apparel & luxury goods)	406,000	7,667
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class “A” (Construction materials)	538,330	3,671
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	965,600	3,785
	China Meidong Auto Holdings, Ltd. (Specialty retail)	1,016,000	5,112
	China Merchants Bank Co., Ltd. Class “H” (Banks)	2,001,500	15,928
	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	80,758	3,236
	Contemporary Amperex Technology Co., Ltd. Class “A” (Electrical equipment)	138,800	11,245
	Country Garden Services Holdings Co., Ltd. (Real estate management & development)	468,000	3,698
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	243,250	8,770
	Jiumaojiu International Holdings, Ltd. (Hotels, restaurants & leisure)	1,232,000	3,711
*	Kingdee International Software Group Co., Ltd. (Software)	668,000	2,224
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,232,500	14,205
*	Meituan Class “B” (Internet & direct marketing retail)	246,100	7,856
	NetEase, Inc. (Entertainment)	421,200	7,127
	Shenzhen Inovance Technology Co., Ltd. Class “A” (Machinery)	738,864	7,181
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	334,000	7,089
	Silergy Corporation (Semiconductors & semiconductor equipment)	145,000	21,091
	Sungrow Power Supply Co., Ltd. Class “A” (Electrical equipment)	137,900	3,134
	Suzhou Maxwell Technologies Co., Ltd. Class “A” (Electrical equipment)	33,600	3,148
	Tencent Holdings, Ltd. (Interactive Media & Services)	597,960	35,697
	Wuliangye Yibin Co., Ltd. Class “A” (Beverages)	89,094	3,015
	WuXi AppTec Co., Ltd. Class “H” (Life sciences tools & services)	438,860	10,217
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	1,029,000	16,691
	Wuxi Lead Intelligent Equipment Co., Ltd. Class “A” (Electronic equipment, instruments & components)	337,520	3,604
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	67,229	3,926
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	377,890	3,748
	Zhongsheng Group Holdings, Ltd. (Specialty retail)	929,500	7,451
			240,492

	India—25.3%
	Aarti Industries, Ltd. (Chemicals)	269,903	3,369
*	Affle India, Ltd. (Media)	37,349	2,663
*	Amber Enterprises India, Ltd. (Household durables)	67,081	2,913
*	APL Apollo Tubes, Ltd. (Metals & mining)	333,384	3,721
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	145,519	8,750
	Asian Paints, Ltd. (Chemicals)	183,823	8,021
	Astral Poly Technik, Ltd. (Building products)	136,032	3,961
	Atul, Ltd. (Chemicals)	23,152	2,936
	Bajaj Finance, Ltd. (Consumer finance)	94,890	9,772
	Balkrishna Industries, Ltd. (Auto components)	130,421	4,439
	Coforge, Ltd. (IT services)	68,569	4,825
	Computer Age Management Services, Ltd. (IT services)	75,034	3,063
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	733,093	4,732
	Dabur India, Ltd. (Personal products)	517,110	4,295
	Divi’s Laboratories, Ltd. (Life sciences tools & services)	131,040	8,463
	Dixon Technologies India, Ltd. (Household durables)	82,801	5,103
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	83,771	4,148
	Escorts, Ltd. (Machinery)	140,983	2,796
*	Godrej Properties, Ltd. (Real estate management & development)	134,174	4,172
	Gujarat Gas, Ltd. (Gas utilities)	293,974	2,519

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Havells India, Ltd. (Electrical equipment)	340,986	$6,285
	HDFC Bank, Ltd. (Banks)	850,795	18,165
	HDFC Life Insurance Co., Ltd. (Insurance)	252,179	2,447
	Hindustan Unilever, Ltd. (Household products)	120,493	4,369
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	398,620	14,678
	IndiaMart InterMesh, Ltd. (Trading companies & distributors)	26,474	2,963
	Indian Energy Exchange Ltd. (Capital markets)	406,049	3,517
	Indraprastha Gas, Ltd. (Gas utilities)	379,666	2,720
	Info Edge India, Ltd. (Interactive Media & Services)	78,354	6,767
	JK Cement, Ltd. (Construction materials)	66,311	2,774
	Kajaria Ceramics, Ltd. (Building products)	213,699	3,400
	Larsen & Toubro Infotech, Ltd. (IT services)	62,760	4,864
	Laurus Labs Ltd. (Pharmaceuticals)	471,176	3,900
	Metropolis Healthcare, Ltd. (Health care providers & services)	74,168	2,689
	Navin Fluorine International, Ltd. (Chemicals)	61,539	3,048
	Nestle India, Ltd. (Food products)	13,105	3,420
	PI Industries, Ltd. (Chemicals)	125,189	5,329
	Pidilite Industries, Ltd. (Chemicals)	203,803	6,545
	Polycab India, Ltd. (Electrical equipment)	86,906	2,790
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	934,319	30,995
	SRF, Ltd. (Chemicals)	63,106	9,600
	Tata Consultancy Services, Ltd. (IT services)	403,124	20,447
	Tata Consumer Products, Ltd. (Food products)	427,680	4,670
	Tata Elxsi, Ltd. (Software)	82,504	6,179
	UPL, Ltd. (Chemicals)	505,697	4,810
	Varun Beverages, Ltd. (Beverages)	292,677	3,557
	Voltas, Ltd. (Construction & engineering)	204,841	3,365
			278,954

	Indonesia—1.7%
	Bank Central Asia Tbk PT (Banks)	3,943,999	9,606
*	Bank Jago Tbk PT (Banks)	3,634,000	3,823
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	20,367,751	5,429
			18,858

	Philippines—0.3%
	International Container Terminal Services, Inc. (Transportation infrastructure)	763,090	2,915

	South Korea—12.2%
	Hansol Chemical Co., Ltd. (Chemicals)	22,119	6,411
	JYP Entertainment Corporation (Entertainment)	59,529	2,117
	Kakao Corporation (Interactive Media & Services)	194,910	19,169
*	KakaoBank Corporation (Banks)	114,277	6,602
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	116,002	1,893
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	29,776	4,395
	LG Household & Health Care, Ltd. (Personal products)	2,263	2,551
	NAVER Corporation (Interactive Media & Services)	53,443	17,341
	NICE Information Service Co., Ltd. (Professional services)	125,641	2,153
	PI Advanced Materials Co., Ltd. (Chemicals)	69,803	3,246
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	819,916	50,830
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	20,644	12,319
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	35,621	3,050

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	South Korea — (continued)
	WONIK IPS Co., Ltd. (Semiconductors & semiconductor equipment)	76,980	$2,563
			134,640

	Taiwan—20.2%
	Accton Technology Corporation (Communications equipment)	341,000	3,214
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	314,766	4,102
	Airtac International Group (Machinery)	126,000	3,920
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	56,000	3,308
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	113,000	9,306
	Chailease Holding Co., Ltd. (Diversified financial services)	1,500,800	13,180
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	485,000	3,037
	E.Sun Financial Holding Co., Ltd. (Banks)	4,253,646	4,003
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	461,000	3,571
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	107,000	7,483
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	410,000	3,151
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	128,000	3,611
	Lotes Co., Ltd. (Electronic equipment, instruments & components)	182,459	3,610
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,051,000	33,829
	momo.com, Inc. (Internet & direct marketing retail)	90,600	5,251
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	139,000	8,136
	Poya International Co., Ltd. (Multiline retail)	9,270	157
	Realtek Semiconductor Corporation (Semiconductors & semiconductor equipment)	454,000	7,998
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	416,000	3,498
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	994,000	20,558
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	595,745	66,515
	Voltronic Power Technology Corporation (Electrical equipment)	112,586	6,865
	Wiwynn Corporation (Technology hardware, storage & peripherals)	121,000	3,747
			222,050

	Thailand—2.2%
	Com7 PCL Class “F” (Specialty retail)	1,474,300	2,908
*	Sea, Ltd.—ADR (Entertainment)	68,588	21,861
			24,769

	Vietnam—1.0%
	Hoa Phat Group JSC (Metals & mining)	4,602,601	10,642

	Emerging Europe, Mid-East, Africa—8.0%

	Hungary—1.0%
*	OTP Bank Nyrt (Banks)	194,424	11,376

	Kazakhstan—0.2%
	Kaspi.KZ JSC—GDR (Consumer finance)	15,529	1,656

	Kenya—0.3%
	Safaricom plc (Wireless telecommunication services)	8,354,754	3,213

	Poland—1.5%
*	Allegro.eu S.A. (Internet & direct marketing retail)	326,805	4,745
*	Dino Polska S.A. (Food & staples retailing)	102,137	8,518

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East, Africa—(continued)

	Poland — (continued)
*	InPost S.A. (Air freight & logistics)	182,291	$3,025
			16,288

	Russia—3.6%
*	Ozon Holdings plc—ADR (Internet & direct marketing retail)	67,941	3,428
	TCS Group Holding plc—GDR (Banks)	187,609	17,059
*	Yandex N.V. Class “A” (Interactive Media & Services)†	241,909	19,278
			39,765

	South Africa—1.4%
	Capitec Bank Holdings, Ltd. (Banks)	92,844	11,257
	Clicks Group, Ltd. (Food & staples retailing)	215,992	3,983
			15,240

	Emerging Latin America—7.5%

	Argentina—2.6%
*	Globant S.A. (IT services)†	35,593	10,002
*	MercadoLibre, Inc. (Internet & direct marketing retail)	10,828	18,185
			28,187

	Brazil—3.6%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	1,051,900	2,461
	Localiza Rent a Car S.A. (Road & rail)	411,200	4,113
	Locaweb Servicos de Internet S.A. (IT services)	809,600	3,402
	Magazine Luiza S.A. (Multiline retail)	1,524,300	4,014
	Patria Investments, Ltd. Class “A” (Capital markets)†	193,950	3,167
	Pet Center Comercio e Participacoes S.A. (Specialty retail)	545,400	2,350
	Raia Drogasil S.A. (Food & staples retailing)	1,074,700	4,612
	TOTVS S.A. (Software)	867,300	5,749
	Vinci Partners Investments, Ltd. Class “A” (Capital markets)†	218,675	2,849
	WEG S.A. (Electrical equipment)	949,940	6,913
			39,630

	Mexico—0.7%
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	2,387,900	8,092

	Uruguay—0.6%
*	Dlocal, Ltd. (IT services)†	130,892	7,141

	Total Common Stocks—100.2% (cost $792,912)		1,103,908

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $7,774, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $7,930	$7,774	7,774

	Total Repurchase Agreement—0.7% (cost $7,774)		7,774

	Total Investments—100.9% (cost $800,686)		1,111,682

	Liabilities, plus cash and other assets—(0.9)%		(10,195)

	Net assets—100.0%		$1,101,487

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

At September 30, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	32.4%
Financials	14.2%
Consumer Discretionary	12.9%
Communication Services	12.3%
Industrials	7.6%
Materials	6.7%
Health Care	5.3%
Consumer Staples	4.6%
Energy	2.8%
Real Estate	0.7%
Utilities	0.5%
Total	100.0%

At September 30, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	25.3%
New Taiwan Dollar	16.0%
U.S. Dollar	15.5%
Hong Kong Dollar	15.4%
South Korean Won	12.2%
Chinese Yuan Renminbi	4.5%
Brazilian Real	3.0%
Indonesian Rupiah	1.7%
South African Rand	1.4%
Polish Zloty	1.2%
Hungarian Forint	1.0%
All Other Currencies	2.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—81.4%

	Cambodia—0.1%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	906,000	$773

	China—9.4%
	A-Living Smart City Services Co., Ltd. (Real estate management & development)	782,750	2,780
	By-health Co., Ltd. Class “A” (Personal products)	1,091,300	4,771
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	2,503,105	9,812
	Chacha Food Co., Ltd. Class “A” (Food products)	165,073	1,182
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	128,635	3,597
	China Lesso Group Holdings, Ltd. (Building products)	1,350,000	2,149
	China Meidong Auto Holdings, Ltd. (Specialty retail)	708,000	3,562
	CIFI Ever Sunshine Services Group, Ltd. (Real estate management & development)	1,758,000	3,514
	Estun Automation Co., Ltd. Class “A” (Machinery)	485,300	1,637
	Jiumaojiu International Holdings, Ltd. (Hotels, restaurants & leisure)	2,164,000	6,518
	JNBY Design, Ltd. (Textiles, apparel & luxury goods)	752,500	1,306
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	183,724	4,916
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	146,219	1,537
*	Weimob, Inc. (Software)	1,622,000	2,341
			49,622

	India—41.4%
	Aarti Industries, Ltd. (Chemicals)	615,984	7,689
*	Aavas Financiers, Ltd. (Thrifts & mortgage finance)	75,749	2,591
*	Affle India, Ltd. (Media)	38,113	2,718
*	Amber Enterprises India, Ltd. (Household durables)	60,208	2,614
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	58,831	3,538
	Astral Poly Technik, Ltd. (Building products)	295,892	8,616
	Atul, Ltd. (Chemicals)	63,724	8,081
*	AU Small Finance Bank Ltd. (Banks)	523,245	8,184
	Balkrishna Industries, Ltd. (Auto components)	215,523	7,336
	Berger Paints India, Ltd. (Chemicals)	124,295	1,351
	Cholamandalam Investment and Finance Co., Ltd. (Consumer finance)	398,121	3,004
	Coforge, Ltd. (IT services)	109,612	7,713
	Computer Age Management Services, Ltd. (IT services)	98,608	4,026
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	490,417	3,166
	Dixon Technologies India, Ltd. (Household durables)	49,289	3,037
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	135,836	6,726
	Endurance Technologies, Ltd. (Auto components)	62,759	1,335
*	Godrej Properties, Ltd. (Real estate management & development)	204,945	6,372
	Havells India, Ltd. (Electrical equipment)	196,644	3,624
	IndiaMart InterMesh Ltd. (Trading companies & distributors)	27,103	3,033
	Indian Energy Exchange Ltd. (Capital markets)	652,406	5,650
	Indraprastha Gas, Ltd. (Gas utilities)	211,749	1,517
	Ipca Laboratories, Ltd. (Pharmaceuticals)	66,272	2,157
	JK Cement, Ltd. (Construction materials)	100,061	4,187
	Kajaria Ceramics, Ltd. (Building products)	277,951	4,422
	Kansai Nerolac Paints, Ltd. (Chemicals)	325,302	2,766
	KEC International, Ltd. (Construction & engineering)	133,449	795
	KEI Industries, Ltd. (Electrical equipment)	190,104	2,365
	Larsen & Toubro Infotech Ltd. (IT services)	105,199	8,154
	Laurus Labs Ltd. (Pharmaceuticals)	572,115	4,735
*	MakeMyTrip, Ltd. (Hotels, restaurants & leisure)†	62,480	1,699
	Metropolis Healthcare, Ltd. (Health care providers & services)	100,789	3,655
	Motherson Sumi Systems, Ltd. (Auto components)	803,053	2,434

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Navin Fluorine International, Ltd. (Chemicals)	120,460	$5,966
*	Oberoi Realty, Ltd. (Real estate management & development)	554,608	7,170
	PI Industries, Ltd. (Chemicals)	174,440	7,425
	Pidilite Industries, Ltd. (Chemicals)	27,559	885
	Polycab India, Ltd. (Electrical equipment)	132,529	4,254
	Radico Khaitan, Ltd. (Beverages)	347,577	4,112
	Relaxo Footwears, Ltd. (Textiles, apparel & luxury goods)	338,483	5,195
	SRF, Ltd. (Chemicals)	89,133	13,559
	Sundram Fasteners, Ltd. (Auto components)	174,388	2,145
	Tata Elxsi, Ltd. (Software)	119,704	8,965
	Trent, Ltd. (Multiline retail)	363,586	5,030
*	V-Mart Retail, Ltd. (Multiline retail)	31,188	1,488
	Varun Beverages, Ltd. (Beverages)	783,873	9,525
	Vinati Organics, Ltd. (Chemicals)	108,408	2,803
			217,812

	Indonesia—0.5%
	PT Bank Tabungan Pensiunan Nasional Syariah Tbk (Banks)	9,802,900	2,366

	Malaysia—2.4%
	Inari Amertron Bhd (Electronic equipment, instruments & components)	8,045,100	7,038
	MR DIY Group M Bhd (Specialty retail)	3,923,100	3,642
	UWC BHD (Machinery)	1,370,000	1,951
			12,631

	Philippines—2.0%
	International Container Terminal Services, Inc. (Transportation infrastructure)	1,540,690	5,884
	Wilcon Depot, Inc. (Specialty retail)	8,162,200	4,390
			10,274

	South Korea—8.7%
*	Doosan Fuel Cell Co., Ltd. (Electrical equipment)	20,192	871
	Douzone Bizon Co., Ltd. (Software)	15,611	1,254
*	F&F Co., Ltd. (Textiles, apparel & luxury goods)	21,015	12,387
	Hansol Chemical Co., Ltd. (Chemicals)	30,411	8,815
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	53,351	7,875
*	NHN KCP Corporation (IT services)	54,252	2,363
	NICE Information Service Co., Ltd. (Professional services)	204,817	3,510
	PI Advanced Materials Co., Ltd. (Chemicals)	126,604	5,888
	WONIK IPS Co., Ltd. (Semiconductors & semiconductor equipment)	84,941	2,828
			45,791

	Taiwan—14.3%
	Airtac International Group (Machinery)	68,000	2,116
	Alchip Technologies, Ltd. (Semiconductors & semiconductor equipment)	60,000	1,979
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	44,000	2,599
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	154,000	12,683
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	564,000	4,369
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	163,000	11,399
	Lotes Co., Ltd. (Electronic equipment, instruments & components)	257,831	5,101
	Makalot Industrial Co., Ltd. (Textiles, apparel & luxury goods)	382,000	3,364
	momo.com, Inc. (Internet & direct marketing retail)	125,600	7,279
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	142,000	8,312

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Poya International Co., Ltd. (Multiline retail)	82,400	$1,392
	RichWave Technology Corporation (Semiconductors & semiconductor equipment)	84,000	703
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	602,000	5,062
	Sporton International, Inc. (Professional services)	290,500	2,276
	Voltronic Power Technology Corporation (Electrical equipment)	108,507	6,617
			75,251

	Thailand—1.9%
	Carabao Group PCL Class “F” (Beverages)	129,200	455
	Com7 PCL Class “F” (Specialty retail)	3,103,300	6,122
	Muangthai Capital PCL (Consumer finance)	2,056,200	3,512
			10,089

	Vietnam—0.7%
	Hoa Phat Group JSC (Metals & mining)	1,516,220	3,506

	Emerging Europe, Mid-East, Africa—10.0%

	Greece—0.5%
	Terna Energy S.A. (Independent power & renewable electricity producers)	175,712	2,338

	Kenya—1.1%
	Safaricom plc (Wireless telecommunication services)	15,589,400	5,996

	Poland—1.9%
*	Dino Polska S.A. (Food & staples retailing)	116,258	9,696

	Romania—0.5%
	Banca Transilvania S.A. (Banks)	4,548,863	2,853

	Russia—4.1%
	HeadHunter Group plc—ADR (Professional services)	184,610	9,009
*	Ozon Holdings plc—ADR (Internet & direct marketing retail)	62,447	3,150
	TCS Group Holding plc—GDR (Banks)	101,796	9,257
			21,416

	South Africa—1.4%
	Clicks Group, Ltd. (Food & staples retailing)	74,328	1,370
	Transaction Capital, Ltd. (Consumer finance)	2,235,878	6,069
			7,439

	United Arab Emirates—0.5%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	2,439,407	2,756

	Emerging Latin America—9.7%

	Brazil—7.3%
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A. (Electrical equipment)	693,500	1,018
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	179,300	2,729
*	Azul S.A.—ADR (Airlines)	145,476	2,918
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household durables)	165,200	546
*	Grupo SBF S.A. (Specialty retail)	285,600	1,466
*	Infracommerce CXAAS S.A. (Interactive Media & Services)	717,400	2,240
	Locaweb Servicos de Internet S.A. (IT services)	1,807,478	7,594

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Brazil — (continued)
	Pet Center Comercio e Participacoes S.A. (Specialty retail)	1,550,500	$6,679
*	Sequoia Logistica e Transportes S.A. (Air freight & logistics)	707,400	2,012
	TOTVS S.A. (Software)	1,738,000	11,521
			38,723

	Mexico—1.6%
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	737,499	4,337
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class “B” (Transportation infrastructure)	226,455	4,224
			8,561

	Uruguay—0.8%
*	Dlocal, Ltd. (IT services)†	74,919	4,088

	Total Common Stocks—101.1% (cost $420,412)		531,981

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $7,347, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $7,494	$7,347	7,347

	Total Repurchase Agreement—1.4% (cost $7,347)		7,347

	Total Investments—102.5% (cost $427,759)		539,328

	Liabilities, plus cash and other assets—(2.5)%		(13,308)

	Net assets—100.0%		$526,020

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2021 (unaudited)

At September 30, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	24.1%
Consumer Discretionary	20.1%
Industrials	16.7%
Materials	13.7%
Financials	8.2%
Consumer Staples	6.8%
Health Care	3.9%
Real Estate	3.7%
Communication Services	2.1%
Utilities	0.7%
Total	100.0%

At September 30, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	40.6%
New Taiwan Dollar	14.2%
South Korean Won	8.6%
Brazilian Real	6.7%
U.S. Dollar	5.7%
Chinese Yuan Renminbi	5.2%
Hong Kong Dollar	4.3%
Malaysian Ringgit	2.4%
Philippine Peso	1.9%
Thai Baht	1.9%
Polish Zloty	1.8%
Mexican Peso	1.6%
South African Rand	1.4%
Kenyan Shilling	1.1%
All Other Currencies	2.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

China Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—95.8%

	China—95.8%
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	6,500	$54
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	5,600	104
*	Angelalign Technology, Inc. (Health care equipment & supplies)	400	17
	ANTA Sports Products, Ltd. (Textiles, apparel & luxury goods)	2,000	38
	Bank of Ningbo Co., Ltd. Class “A” (Banks)	7,000	38
	Beijing Kingsoft Office Software, Inc. Class “A” (Software)	754	33
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	1,434	40
	China Meidong Auto Holdings, Ltd. (Specialty retail)	8,000	40
	China Merchants Bank Co., Ltd. Class “H” (Banks)	13,500	107
	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	2,400	96
	Chongqing Zhifei Biological Products Co., Ltd. Class “A” (Biotechnology)	800	20
	Contemporary Amperex Technology Co., Ltd. Class “A” (Electrical equipment)	1,500	121
	Country Garden Services Holdings Co., Ltd. (Real estate management & development)	5,000	39
	Estun Automation Co., Ltd. Class “A” (Machinery)	8,000	27
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	6,600	112
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	1,500	40
*	Hua Hong Semiconductor, Ltd. (Semiconductors & semiconductor equipment)	5,000	26
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	1,950	70
	Jiangsu Hengli Hydraulic Co., Ltd. Class “A” (Machinery)	2,200	29
	JS Global Lifestyle Co. Ltd. (Household durables)	12,000	28
	Juewei Food Co., Ltd. Class “A” (Food products)	2,000	20
*	Kingdee International Software Group Co., Ltd. (Software)	8,000	27
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	400	113
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,500	40
	Maxscend Microelectronics Co., Ltd. Class “A” (Electronic equipment, instruments & components)	900	49
*	Meituan Class “B” (Internet & direct marketing retail)	2,000	64
	Midea Group Co., Ltd. Class “A” (Household durables)	1,800	19
	NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	900	50
	NetEase, Inc. (Entertainment)	3,600	61
	Ovctek China, Inc. Class “A” (Health care equipment & supplies)	2,300	29
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	900	24
	Sangfor Technologies, Inc. Class “A” (Software)	1,000	36
	SG Micro Corporation Class “A” (Semiconductors & semiconductor equipment)	1,000	51
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	2,500	26
	Shenzhen Inovance Technology Co., Ltd. Class “A” (Machinery)	7,200	70
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	2,000	42
	Suzhou Maxwell Technologies Co., Ltd. Class “A” (Electrical equipment)	300	28
	Tencent Holdings, Ltd. (Interactive Media & Services)	3,200	191
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	600	28
	Will Semiconductor Co., Ltd. Shanghai Class “A” (Semiconductors & semiconductor equipment)	1,200	45
	Wuliangye Yibin Co., Ltd. Class “A” (Beverages)	2,000	68
	WuXi AppTec Co., Ltd. Class “H” (Life sciences tools & services)	1,100	26
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	5,000	81
	Wuxi Lead Intelligent Equipment Co., Ltd. Class “A” (Electronic equipment, instruments & components)	3,300	35

See accompanying Notes to Portfolio of Investments.

China Growth Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Common Stocks—(continued)

Emerging Asia—(continued)

China—(continued)
Yonyou Network Technology Co., Ltd. Class “A” (Software)	4,900	$25
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	900	53
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	2,300	23
Zhongsheng Group Holdings, Ltd. (Specialty retail)	3,000	24
		2,427
Asia—2.7%

Hong Kong—2.7%
AIA Group, Ltd. (Insurance)	3,200	37
Hong Kong Exchanges and Clearing, Ltd. (Diversified financial services)	500	31
		68
Total Common Stocks—98.5% (cost $2,498)		2,495

Total Investments—98.5% (cost $2,498)		2,495

Cash and other assets, less liabilities—1.5%		39

Net assets—100.0%		$2,534

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

China Growth Fund

Portfolio of Investments, September 30, 2021 (unaudited)

At September 30, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	24.3%
Information Technology	16.0%
Health Care	13.9%
Consumer Staples	13.5%
Industrials	12.1%
Communication Services	10.1%
Financials	8.5%
Real Estate	1.6%
Total	100.0%

At September 30, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Chinese Yuan Renminbi	56.2%
Hong Kong Dollar	43.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—43.7%

U.S. Treasury Inflation Indexed Notes/Bonds—1.0%
U.S. Treasury Inflation Indexed Note, 0.125%, due 4/15/26	$1,551	$1,680
U.S. Treasury Inflation Indexed Note, 0.125%, due 7/15/31	1,517	1,670

Total U.S. Treasury Inflation Indexed Notes/Bonds		3,350

U.S. Treasury—14.5%
U.S. Treasury Bill, 0.106%, due 10/7/21(a)	2,000	2,000
U.S. Treasury Bond, 1.125%, due 5/15/40	3,900	3,365
U.S. Treasury Bond, 2.375%, due 11/15/49	2,267	2,407
U.S. Treasury Bond, 1.250%, due 5/15/50	1,100	897
U.S. Treasury Bond, 2.000%, due 8/15/51	3,300	3,234
U.S. Treasury Note, 0.335%, due 10/31/21	5,000	5,001
U.S. Treasury Note, 0.625%, due 7/31/26	6,800	6,689
U.S. Treasury Note, 1.125%, due 2/28/27	2,250	2,257
U.S. Treasury Note, 1.250%, due 6/30/28	2,475	2,468
U.S. Treasury Note, 0.625%, due 5/15/30	2,100	1,959
U.S. Treasury Note, 0.625%, due 8/15/30	7,900	7,344
U.S. Treasury Note, 1.125%, due 2/15/31	6,720	6,504
U.S. Treasury Strip Principal, 0.000%, due 8/15/27	4,750	4,442

Total U.S. Treasury		48,567

Federal Home Loan Mortgage Corp. (FHLMC)—8.6%
#G02210, 7.000%, due 12/1/28	21	24
#G02183, 6.500%, due 3/1/30	3	3
#G01400, 7.000%, due 4/1/32	264	308
#G01728, 7.500%, due 7/1/32	45	53
#C01385, 6.500%, due 8/1/32	34	39
#ZT1221, 5.500%, due 1/1/33	404	465
#C01623, 5.500%, due 9/1/33	40	46
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	998	1,165
#G01843, 6.000%, due 6/1/35	8	9
#A62858, 6.500%, due 7/1/37	54	61
#G03170, 6.500%, due 8/1/37	88	105
#A78138, 5.500%, due 6/1/38	104	121
#G04466, 5.500%, due 7/1/38	7,306	8,632
#G60366, 6.000%, due 10/1/39	7,080	8,416
#G61450, 6.000%, due 4/1/40	7,500	8,937
#C03665, 9.000%, due 4/1/41	162	195

Total FHLMC Mortgage Obligations		28,581

Federal National Mortgage Association (FNMA)—19.4%
#893325, 7.000%, due 9/1/21	—	—(b)
#735104, 7.000%, due 5/1/22	—	—(b)
#255956, 5.500%, due 10/1/25	4	4
2018-M2, Tranche A1, 2.899%, due 1/25/28, VRN	1,157	1,212
#252925, 7.500%, due 12/1/29	—	1
#AD0729, 7.500%, due 12/1/30	1,887	2,187
#535977, 6.500%, due 4/1/31	3	3
#253907, 7.000%, due 7/1/31	1	1
#MA4448, 1.500%, due 10/1/31	3,335	3,399
#587849, 6.500%, due 11/1/31	3	4
#545437, 7.000%, due 2/1/32	22	25
#545869, 6.500%, due 7/1/32	523	610

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#545759, 6.500%, due 7/1/32	$179	$208
#670385, 6.500%, due 9/1/32	277	327
#254548, 5.500%, due 12/1/32	16	19
#AD0725, 7.000%, due 12/1/32	882	1,048
#555340, 5.500%, due 4/1/33	135	158
#741850, 5.500%, due 9/1/33	218	251
#555800, 5.500%, due 10/1/33	18	21
#756153, 5.500%, due 11/1/33	191	220
#CA2754, 4.500%, due 11/1/33	486	530
#725228, 6.000%, due 3/1/34	1,870	2,172
#763798, 5.500%, due 3/1/34	35	40
#725611, 5.500%, due 6/1/34	44	51
#745563, 5.500%, due 8/1/34	254	294
#AL6413, 8.000%, due 8/1/34	205	233
#794474, 6.000%, due 10/1/34	20	23
#745092, 6.500%, due 7/1/35	140	161
#357944, 6.000%, due 9/1/35	7	8
#AL6412, 7.500%, due 9/1/35	362	412
#AD0979, 7.500%, due 10/1/35	26	31
#888305, 7.000%, due 3/1/36	4	5
#895637, 6.500%, due 5/1/36	25	29
#831540, 6.000%, due 6/1/36	10	12
#893318, 6.500%, due 8/1/36	7	8
#831926, 6.000%, due 12/1/36	249	289
#902974, 6.000%, due 12/1/36	76	90
#AB0265, 6.000%, due 2/1/37	5,683	6,746
#938440, 6.000%, due 7/1/37	48	57
#948689, 6.000%, due 8/1/37	53	61
#AL6411, 7.000%, due 12/1/37	886	1,018
#AL0904, 5.500%, due 1/1/38	50	58
#986856, 6.500%, due 9/1/38	47	55
#991911, 7.000%, due 11/1/38	70	79
#AD0752, 7.000%, due 1/1/39	287	352
#FM2467, 6.000%, due 1/1/39	3,213	3,791
#AC1619, 5.500%, due 8/1/39	159	185
#BM5204, 6.500%, due 6/1/40	3,325	3,992
#AD7137, 5.500%, due 7/1/40	2,026	2,369
#BM3525, 6.000%, due 4/1/41	7,209	8,499
#AL9226, 5.500%, due 12/1/41	8,134	9,583
#AL9225, 6.000%, due 1/1/42	3,640	4,302
#BM5121, 5.500%, due 12/1/48	7,972	9,543

Total FNMA Mortgage Obligations		64,776

Collateralized Mortgage Obligation—0.2%
Seasoned Credit Risk Transfer Trust, 2018-4, Tranche MA, 3.500%, due 3/25/58	521	546

Asset-Backed Securities—2.9%

Automobile—2.4%
Carmax Auto Owner Trust, 2021-1, Tranche D, 1.280%, 7/15/27	500	499
GM Financial Automobile Leasing Trust, 2020-1, Tranche D, 2.280%, 6/20/24	3,050	3,098

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Asset-Backed Securities—(continued)

Automobile — (continued)
GreatAmerica Leasing Receivables Funding LLC—144A, 2021-2, Tranche A4, 1.040%, 9/15/27	$1,093	$1,092
Tesla Auto Lease Trust—144A, 2019-A, Tranche D, 3.370%, 1/20/23	1,750	1,798
Tesla Auto Lease Trust—144A, 2019-A, Tranche E, 5.480%, 5/22/23	1,650	1,718

Total Automobile		8,205

Other—0.5%
JPMorgan Structured, 1.000%, 9/20/51	1,680	1,686

Total Asset-Backed Securities		9,891

Corporate Obligations—50.4%

Financials—10.0%
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	2,000	2,130
Bank of America Corporation, 5.875%, due 2/7/42	2,000	2,847
Boston Properties L.P., 2.550%, due 4/1/32	3,200	3,194
Brookfield Finance I UK plc, 2.340%, due 1/30/32	2,425	2,382
Citigroup, Inc., 5.875%, due 1/30/42	2,000	2,850
ERP Operating L.P., 4.500%, due 6/1/45	2,500	3,152
Itau Unibanco Holding S.A.—144A, 5 year CMT + 3.446%, 3.875%, due 4/15/31, VRN	1,250	1,219
JPMorgan Chase & Co., SOFR + 3.125%, 4.600%, due 2/1/25, VRN	3,000	3,071
Owl Rock Capital Corporation, 2.875%, due 6/11/28	1,725	1,722
Royal Bank of Canada, SOFR + 0.525%, 0.575%, due 1/20/26, VRN	3,100	3,110
Simon Property Group L.P., 3.300%, due 1/15/26	2,750	2,977
The Bank of Nova Scotia, SOFR + 0.545%, 0.595%, due 3/2/26, VRN	3,100	3,098
Wells Fargo & Co., 4.480%, due 1/16/24	1,500	1,625

Total Financials		33,377

Consumer Discretionary—7.9%
Brunswick Corporation, 0.850%, due 8/18/24	3,200	3,201
Brunswick Corporation, 2.400%, due 8/18/31	3,350	3,239
Costco Wholesale Corporation, 1.750%, due 4/20/32	2,500	2,450

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)

Consumer Discretionary — (continued)
Dana, Inc., 4.250%, due 9/1/30	$500	$515
Ford Motor Co., 9.000%, due 4/22/25	500	602
Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%, 1.360%, due 2/15/23, VRN	700	698
General Motors Financial Co., Inc., 3M USD LIBOR + 1.100%, 1.222%, due 11/6/21, VRN	1,690	1,691
General Motors Financial Co., Inc., SOFR + 0.760%, 0.810%, due 3/8/24, VRN	1,475	1,488
Hyatt Hotels Corporation, 1.300%, due 10/1/23	1,770	1,772
Las Vegas Sands Corporation, 3.900%, due 8/8/29	1,600	1,631
Lennar Corporation, 4.500%, due 4/30/24	2,450	2,652
Meritage Homes Corporation, 5.125%, due 6/6/27	1,500	1,672
The Goodyear Tire & Rubber Co., 5.250%, due 4/30/31	2,000	2,152
Wolverine World Wide, Inc.—144A, 4.000%, due 8/15/29	1,000	1,011
Yum! Brands, Inc., 6.875%, due 11/15/37	1,250	1,621

Total Consumer Discretionary		26,395

Industrials—7.0%
ACCO Brands Corp.—144A, 4.250%, due 3/15/29	2,000	2,011
Caterpillar Financial Services Corporation, SOFR + 0.245%, 0.295%, due 5/17/24, VRN	2,025	2,032
CNH Industrial Capital LLC, 1.950%, due 7/2/23	2,500	2,556
FedEx Corporation, 3.250%, due 4/1/26	1,900	2,063
Flowserve Corporation, 2.800%, due 1/15/32	1,700	1,682
Johnson Controls International plc, 1.750%, due 9/15/30	2,100	2,035
Owens Corning, 7.000%, due 12/1/36	2,250	3,242
Republic Services, Inc., 2.900%, due 7/1/26	2,500	2,662
Sealed Air Corp.—144A, 1.573%, due 10/15/26	1,000	994
The Boeing Co., 2.196%, due 2/4/26	1,715	1,730
Xylem, Inc., 3.250%, due 11/1/26	2,225	2,416

Total Industrials		23,423

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)

Communication Services—5.7%
Activision Blizzard, Inc., 2.500%, due 9/15/50	$2,600	$2,250
Alphabet, Inc., 1.100%, due 8/15/30	1,000	944
AT&T, Inc., SOFR + 0.640%, 0.690%, due 3/25/24, VRN	750	751
AT&T, Inc., 5.700%, due 3/1/57	2,400	3,330
Comcast Corporation, 4.950%, due 10/15/58	2,000	2,758
Motorola Solutions, Inc., 4.600%, due 2/23/28	2,750	3,169
Omnicom Group, Inc., 2.450%, due 4/30/30	2,800	2,834
Verizon Communications, Inc., SOFR + 0.790%, 0.840%, due 3/20/26, VRN	3,000	3,054

Total Communication Services		19,090

Consumer Staples—5.0%
Altria Group, Inc., 6.200%, due 2/14/59	2,250	2,913
Fresenius Medical Care U.S. Finance III, Inc.—144A, 2.375%, due 2/16/31	1,800	1,746
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	2,000	2,142
JDE Peet’s N.V.—144A, 0.800%, due 9/24/24	250	249
JDE Peet’s N.V.—144A, 1.375%, due 1/15/27	850	840
PepsiCo, Inc., 4.450%, due 4/14/46	2,250	2,842
The J M Smucker Co., 3.500%, due 10/15/21	250	250
The Kroger Co., 8.000%, due 9/15/29	2,000	2,785
TreeHouse Foods, Inc., 4.000%, due 9/1/28	1,400	1,372
United Rentals North America, Inc., 5.250%, due 1/15/30	1,250	1,370

Total Consumer Staples		16,509

Information Technology—4.8%
Analog Devices, Inc., SOFR + 0.250%, 0.300%, due 10/1/24, VRN	750	752
Booz Allen Hamilton, Inc.—144A, 4.000%, due 7/1/29	100	103
Corning, Inc., 5.850%, due 11/15/68	2,150	3,130
FLIR Systems, Inc., 2.500%, due 8/1/30	2,500	2,520
HP, Inc.—144A, 1.450%, due 6/17/26	325	323

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)

Information Technology — (continued)
HP, Inc.—144A, 2.650%, due 6/17/31	$1,850	$1,831
Intuit, Inc., 1.650%, due 7/15/30	1,200	1,169
Oracle Corporation, 3.950%, due 3/25/51	3,250	3,450
Roper Technologies, Inc., 4.200%, due 9/15/28	2,500	2,842

Total Information Technology		16,120

Health Care—3.6%
Abbott Laboratories, 1.400%, due 6/30/30	2,000	1,921
AbbVie, Inc., 4.700%, due 5/14/45	2,250	2,774
Centene Corporation, 2.450%, due 7/15/28	1,300	1,308
Gilead Sciences, Inc., 1.200%, due 10/1/27	1,600	1,564
Laboratory Corporation of America Holdings, 3.250%, due 9/1/24	3,144	3,353
Mozart Debt Merger Sub, Inc.—144A, 3.875%, due 4/1/29	1,000	1,000

Total Health Care		11,920

Real Estate—2.6%
American Tower Corporation, 4.000%, due 6/1/25	2,500	2,729
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	2,500	2,585
Public Storage, 1.850%, due 5/1/28	3,100	3,141

Total Real Estate		8,455

Energy—1.6%
ConocoPhillips, 6.500%, due 2/1/39	2,000	2,915
Enbridge, Inc., 0.550%, due 10/4/23	575	575
S.A. Global Sukuk Ltd.—144A, 2.694%, due 6/17/31	1,800	1,818

Total Energy		5,308

Materials—1.5%
Orbia Advance Corp S.A.B. de C.V. —144A, 5.875%, due 9/17/44	2,250	2,760
Suzano Austria GmbH, 3.125%, due 1/15/32	2,420	2,333

Total Materials		5,093

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)

Utilities—0.7%
NextEra Energy Capital Holdings, Inc., 1.900%, due 6/15/28	$2,400	$2,401

Total Corporate Obligations		168,091

Total Long-Term Investments—97.0% (cost $312,553)		323,802

Repurchase Agreement—2.0%
Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $6,646, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $6,779	6,646	6,646

Total Repurchase Agreement—2.0% (cost $6,646)		6,646

Commercial Paper—4.6%
Black Hills Corporation, 0.122%, due 10/1/21	3,300	3,300
Centerpoint Energy, Inc., 0.112%, due 10/1/21	3,000	3,000
Eversource Energy, 0.091%, due 10/1/21	3,000	3,000
Intercontinental Exchange, Inc., 0.101%, due 10/1/21	3,000	3,000
Welltower, Inc., 0.132%, due 10/1/21	3,000	3,000

Total Commercial Paper—4.6% (cost $15,300)		15,300

Total Investments—103.6% (cost $334,499)		345,748

Securities Sold , Not Yet Purchased

U.S. Government Agency—(2.3)%

Federal National Mortgage Association (FNMA)—(2.3)%
TBA, 2.000%, due 10/1/51	(4,000)	(4,008)
TBA, 2.500%, due 10/1/51	(3,500)	(3,607)

Total Securities Sold , Not Yet Purchased—(2.3)% (proceeds $7,618)		(7,615)

Liabilities, plus cash and other assets—(1.3)%		(4,546)

Net assets—100.0%		$333,587

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR = Secured Overnight Financing Rate

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

TBA = To Be Announced—TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2021. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $1,037 (in thousands).

(b) Amount is less than the minimum amount disclosed.

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY- 34	Buy	5.000%	3M	June 2025	ICE	$9,200	$(907)	$(816)	$91
CDX.NA.HY- 35	Buy	5.000%	3M	December 2025	ICE	5,000	(501)	(460)	41
CDX.NA.IG- 35	Buy	1.000%	3M	December 2030	ICE	15,000	(186)	(193)	(7)
Total net unrealized appreciation (depreciation) on swaps									$125

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—41.1%

U.S. Treasury Inflation Indexed Notes/Bonds—1.0%
U.S. Treasury Inflation Indexed Note, 0.500%, due 4/15/24	$227	$243
U.S. Treasury Inflation Indexed Note, 0.125%, due 4/15/26	219	236

Total U.S. Treasury Inflation Indexed Notes/Bonds		479

U.S. Treasury—9.1%
U.S. Treasury Note, 0.335%, due 10/31/21	450	450
U.S. Treasury Note, 2.500%, due 2/15/22(a)	470	474
U.S. Treasury Note, 0.084%, due 1/31/23	500	500
U.S. Treasury Note, 0.375%, due 9/15/24	250	249
U.S. Treasury Note, 0.250%, due 7/31/25	500	490
U.S. Treasury Note, 0.625%, due 7/31/26	500	492
U.S. Treasury Note, 0.875%, due 9/30/26	500	497
U.S. Treasury Note, 1.125%, due 2/28/27	450	452
U.S. Treasury Strip Principal, 0.000%, due 8/15/27	775	725

Total U.S. Treasury		4,329

Federal Home Loan Mortgage Corp. (FHLMC)—8.3%
#J13022, 4.000%, due 9/1/25	115	122
#G14150, 4.500%, due 4/1/26	34	36
#J16051, 4.500%, due 7/1/26	283	302
#G15030, 4.000%, due 3/1/29	211	228
#A17603, 5.500%, due 1/1/34	289	337
#G01705, 5.500%, due 6/1/34	548	641
#A45790, 7.500%, due 5/1/35	57	64
#G04126, 6.000%, due 6/1/37	119	142
#G04564, 6.000%, due 12/1/37	99	118
#G05566, 5.500%, due 12/1/38	69	80
#G05875, 5.500%, due 2/1/40	46	55
#G61450, 6.000%, due 4/1/40	1,124	1,340
#C03665, 9.000%, due 4/1/41	78	95
5113, Tranche CE, 1.000%, due 1/25/43	413	414

Total FHLMC Mortgage Obligations		3,974

Federal National Mortgage Association (FNMA)—19.8%
FNR G93-19 SH, 1M USD LIBOR + 56.169%, 11.234%, due 4/25/23, VRN	3	3
#255956, 5.500%, due 10/1/25	12	13
#AL2853, 4.500%, due 6/1/26	175	184
#AJ6954, 4.000%, due 11/1/26	57	61
#256639, 5.000%, due 2/1/27	3	3
#806458, 8.000%, due 6/1/28	52	58
#880155, 8.500%, due 7/1/29	36	36
#745519, 8.500%, due 5/1/32	37	40
#654674, 6.500%, due 9/1/32	25	28
#AD0725, 7.000%, due 12/1/32	376	447
#254693, 5.500%, due 4/1/33	3	3
#711736, 5.500%, due 6/1/33	44	51
#555531, 5.500%, due 6/1/33	27	31
#555591, 5.500%, due 7/1/33	5	5
#725424, 5.500%, due 4/1/34	29	34
#AL6413, 8.000%, due 8/1/34	100	114
#AL6412, 7.500%, due 9/1/35	271	309
#888884, 5.500%, due 12/1/35	69	80
#928658, 6.500%, due 9/1/37	10	12

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#889371, 6.000%, due 1/1/38	$1,281	$1,516
#991911, 7.000%, due 11/1/38	45	51
#FM2467, 6.000%, due 1/1/39	357	421
#BM5204, 6.500%, due 6/1/40	97	116
#AL9226, 5.500%, due 12/1/41	1,535	1,808
#BM1328, 6.000%, due 1/1/42	1,095	1,299
#AL9225, 6.000%, due 1/1/42	1,001	1,183
#BM5121, 5.500%, due 12/1/48	1,311	1,569

Total FNMA Mortgage Obligations		9,475

Collateralized Mortgage Obligation—2.4%
Seasoned Credit Risk Transfer Trust, 2018-4, Tranche MA, 3.500%, due 3/25/58	451	472
Seasoned Loans Structured Transaction, 2018-1, Tranche A1 3.500%, due 6/25/28	658	687

Total WL Collateral CMO		1,159

Government National Mortgage Association (GNMA)—0.5%
2017-9, Tranche AE, 2.400%, due 9/16/50	237	242

Asset-Backed Securities—9.6%

Automobile—6.6%
Carmax Auto Owner Trust, 2021-1, Tranche C, 0.940%, 12/15/26	550	548
Carvana Auto Receivables Trust, 2021-P3, Tranche A3, 0.700%, 11/10/26	550	550
GM Financial Automobile Leasing Trust, 2020-1, Tranche C, 2.040%, 12/20/23	950	963
JPMorgan Chase Bank NA - CACLN—144A, 2021-3, Tranche B, 0.760%, 2/26/29	377	377
Tesla Auto Lease Trust—144A, 2019-A, Tranche C, 2.680%, 1/20/23	700	714

Total Automobile		3,152

Other—3.0%
GreatAmerica Leasing Receivables Funding LLC—144A, 2021-1, Tranche A3, 0.340%, 8/15/24	400	399
GreatAmerica Leasing Receivables Funding LLC—144A, 2021-2, Tranche A3, 0.670%, 7/15/25	335	336
JPMorgan Structured, 1.000%, 9/20/51	245	246
Verizon Owner Trust, 2020-A, Tranche C, 2.060%, 7/22/24	425	435

Total Other		1,416

Total Asset-Backed Securities		4,568

Corporate Obligations—47.1%

Financials—23.0%
Bank of America Corporation, SOFR + 0.910%, 0.981%, due 9/25/25, VRN	700	701

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)

Financials — (continued)
Bank of Montreal, SOFR + 0.680%, 0.730%, due 3/10/23, VRN	$600	$605
Brookfield Finance, Inc., 4.250%, due 6/2/26	550	614
Canadian Imperial Bank of Commerce, SOFR + 0.800%, 0.850%, due 3/17/23, VRN	750	757
Capital One Financial Corporation, 4.200%, due 10/29/25	300	332
Citigroup, Inc., SOFR + 0.770%, 0.820%, due 6/9/27, VRN	625	628
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	450	495
JPMorgan Chase & Co., SOFR + 3.125%, 4.600%, due 2/1/25, VRN	450	461
JPMorgan Chase & Co., SOFR + 0.765%, 0.815%, due 9/22/27, VRN	400	403
KeyBank NA, SOFR + 0.340%, 0.390%, due 1/3/24, VRN	700	701
Morgan Stanley, SOFR + 0.745%, 0.864%, due 10/21/25, VRN	550	549
New York Life Global Funding—144A, SOFR + 0.480%, 0.530%, due 6/9/26, VRN	600	603
Owl Rock Capital Corporation, 2.875%, due 6/11/28	250	249
Royal Bank of Canada, SOFR + 0.450%, 0.500%, due 10/26/23, VRN	350	352
Simon Property Group L.P., 3.300%, due 1/15/26	550	595
Skandinaviska Enskilda Banken AB—144A, 0.850%, due 9/2/25	500	495
The Bank of Nova Scotia, SOFR + 0.545%, 0.595%, due 3/2/26, VRN	675	675
The Charles Schwab Corporation, SOFR + 0.520%, 0.570%, due 5/13/26, VRN	470	474
The Goldman Sachs Group, Inc., SOFR + 0.810%, 0.860%, due 3/9/27, VRN	600	601
Wells Fargo & Co., 4.480%, due 1/16/24	650	704

Total Financials		10,994

Consumer Discretionary—4.7%
American Honda Finance Corporation, 1.200%, due 7/8/25	450	453
BMW US Capital LLC Co.—144A, SOFR + 0.530%, 0.580%, due 4/1/24, VRN	110	111
Brunswick Corporation, 0.850%, due 8/18/24	250	250
General Motors Financial Co., Inc., SOFR + 0.760%, 0.810%, due 3/8/24, VRN	500	504
Hyatt Hotels Corporation, 1.300%, due 10/1/23	250	250

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)

Consumer Discretionary — (continued)
Toyota Motor Credit Corporation, SOFR + 0.330%, 0.380%, due 1/11/24, VRN	$650	$653

Total Consumer Discretionary		2,221

Health Care—4.5%
Abbott Laboratories, 1.150%, due 1/30/28	600	586
Centene Corporation, 2.450%, due 7/15/28	200	201
Gilead Sciences, Inc., 1.200%, due 10/1/27	400	391
GlaxoSmithKline Capital plc, 0.534%, due 10/1/23	300	300
Merck & Co., Inc., 0.750%, due 2/24/26	700	691

Total Health Care		2,169

Communication Services—3.8%
AT&T, Inc., 4.125%, due 2/17/26	400	446
Comcast Corporation, 3.950%, due 10/15/25	600	666
Tencent Holdings Ltd.—144A, 1.810%, due 1/26/26	700	706

Total Communication Services		1,818

Energy—3.0%
ConocoPhillips Co., 4.950%, due 3/15/26	600	690
Enbridge, Inc., 0.010%, due 10/4/23	75	75
S.A. Global Sukuk Ltd.—144A, 1.602%, due 6/17/26	175	174
Shell International Finance BV, 0.375%, due 9/15/23	500	500

Total Energy		1,439

Information Technology—2.6%
Analog Devices, Inc., SOFR + 0.250%, 0.300%, due 10/1/24, VRN	125	125
HP, Inc.—144A, 1.450%, due 6/17/26	400	398
Intuit, Inc., 0.950%, due 7/15/25	450	450
Roper Technologies, Inc., 4.200%, due 9/15/28	250	284

Total Information Technology		1,257

Consumer Staples—2.3%
JDE Peet’s N.V.—144A, 0.800%, due 9/24/24	250	249

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)

Consumer Staples — (continued)
The Hershey Co., 0.900%, due 6/1/25	$525	$525
The Kroger Co., 8.000%, due 9/15/29	250	348

Total Consumer Staples		1,122

Industrials—1.8%
Caterpillar Financial Services Corporation, SOFR + 0.245%, 0.295%, due 5/17/24, VRN	600	602
Sealed Air Corp.—144A, 1.573%, due 10/15/26	250	249

Total Industrials		851

Materials—1.0%
Fibria Overseas Finance, Ltd., 5.500%, due 1/17/27	400	456

Real Estate—0.4%
Public Storage, SOFR + 0.470%, 0.520%, due 4/23/24, VRN	175	175

Total Corporate Obligations		22,502

Total Long-Term Investments—97.8% (cost $46,060)		46,728

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $2,132, collateralized by U.S. Treasury Bond, 4.375%, due 5/15/41, valued at $2,174	2,132	2,132

Total Repurchase Agreement—4.5% (cost $2,132)		2,132

Commercial Paper
Chariot Funding LLC, 0.061%, due 10/1/21	500	500

Total Commercial Paper—1.0% (cost $500)		500

Total Investments—103.3% (cost $48,692)		49,360

Securities Sold , Not Yet Purchased

U.S. Government Agency—(4.3)%

Federal National Mortgage Association (FNMA)—(4.3)%
TBA, 2.000%, due 10/1/51	(1,000)	(1,002)
TBA, 2.500%, due 10/1/51	(1,000)	(1,031)

Total FNMA Mortgage Obligations		(2,033)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Value

Total Securities Sold, Not Yet Purchased—(4.3)% (proceeds $2,037)	$(2,033)

Cash and other assets, less liabilities—1.0%	455

Net assets—100.0%	$47,782

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR = Secured Overnight Financing Rate

TBA = To Be Announced—TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2021. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $213 (in thousands).

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY- 34	Buy	5.000%	3M	June 2025	ICE	$4,600	$(454)	$(409)	$45

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—50.2%

U.S. Treasury—7.1%
U.S. Treasury Note, 2.500%, due 1/15/22	$2,300	$2,316
U.S. Treasury Note, 0.189%, due 1/31/22	2,000	2,001
U.S. Treasury Note, 0.149%, due 4/30/22	2,500	2,502
U.S. Treasury Note, 0.125%, due 8/31/22	260	260
U.S. Treasury Note, 0.069%, due 4/30/23	2,500	2,501

Total U.S. Treasury		9,580

Federal Home Loan Mortgage Corp. (FHLMC)—15.1%
#E02322, 5.500%, due 5/1/22	1	1
#G12725, 6.000%, due 6/1/22	5	5
K023, Tranche A2, 2.307%, due 8/25/22	1,250	1,268
#G13225, 5.000%, due 6/1/23	196	204
#J08450, 5.500%, due 7/1/23	4	4
#J08703, 5.500%, due 9/1/23	2	2
K726, Tranche A2, 2.905%, due 4/25/24	908	952
#C00351, 8.000%, due 7/1/24	12	13
KI05, Tranche A, 1M USD LIBOR + 0.340%, 0.423%, due 7/25/24, VRN	1,002	1,004
#J11208, 5.000%, due 11/1/24	10	10
#G00363, 8.000%, due 6/1/25	21	23
#C80329, 8.000%, due 8/1/25	3	4
#G14643, 4.000%, due 8/1/26	54	58
#G14550, 4.500%, due 9/1/26	309	324
#G15360, 4.500%, due 11/1/26	125	133
#G04821, 8.500%, due 7/1/31	965	1,167
#G02454, 6.500%, due 7/1/32	410	468
#ZT1221, 5.500%, due 1/1/33	400	462
4427, Tranche MA, 3.000%, due 2/15/34	1,852	1,933
#A81372, 6.000%, due 8/1/38	122	141
#G04687, 6.000%, due 9/1/38	30	36
#G04745, 6.000%, due 9/1/38	93	106
#G06085, 6.500%, due 9/1/38	30	35
#G60681, 7.000%, due 2/1/39	3,958	4,785
#G07480, 6.000%, due 5/1/39	500	584
#G07058, 6.000%, due 9/1/39	522	636
#G60680, 6.500%, due 9/1/39	478	569
#G61450, 6.000%, due 4/1/40	3,372	4,019
#G61050, 5.500%, due 3/1/41	233	272
5113, Tranche CE, 1.000%, due 1/25/43	1,173	1,177

Total FHLMC Mortgage Obligations		20,395

Federal National Mortgage Association (FNMA)—25.3%
#323933, 7.000%, due 9/1/29	176	204
#880993, 6.000%, due 1/1/22	—	—(a)
#888982, 6.000%, due 12/1/22	9	9
#AM2182, 2.160%, due 1/1/23	680	691
#972934, 5.500%, due 2/1/23	8	8
#889670, 5.500%, due 6/1/23	2	2
#AN1746, 2.150%, due 9/1/23	1,024	1,052
#AE0011, 5.500%, due 9/1/23	1	1
#995253, 5.500%, due 12/1/23	59	59
#995395, 6.000%, due 12/1/23	3	3
#190988, 9.000%, due 6/1/24	1	1
#AL8529, 6.000%, due 11/1/24	1,120	1,160
#AL2853, 4.500%, due 6/1/26	553	583

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#AL9730, 4.500%, due 2/1/27	$991	$1,053
#AL9870, 6.500%, due 2/1/28	437	491
#AL4502, 4.000%, due 11/1/28	357	386
#AL9857, 4.000%, due 2/1/29	2,669	2,838
#555933, 7.000%, due 6/1/32	245	276
#555866, 7.500%, due 3/1/33	137	159
#745409, 7.000%, due 4/1/33	322	363
#CA2754, 4.500%, due 11/1/33	80	87
#725228, 6.000%, due 3/1/34	599	696
#AL6413, 8.000%, due 8/1/34	116	132
#AD0720, 5.500%, due 12/1/34	166	192
#AL6412, 7.500%, due 9/1/35	452	515
#886762, 7.000%, due 9/1/36	154	184
#888530, 7.500%, due 8/1/37	1,269	1,582
#AD0731, 7.500%, due 8/1/37	3,460	4,160
#AL6411, 7.000%, due 12/1/37	886	1,018
#AD0100, 7.000%, due 12/1/38	357	427
#FM2467, 6.000%, due 1/1/39	1,428	1,685
#BM5204, 6.500%, due 6/1/40	1,884	2,262
#AL0515, 6.000%, due 7/1/40	393	475
#BM3525, 6.000%, due 4/1/41	2,047	2,414
#AL9226, 5.500%, due 12/1/41	2,072	2,441
#BM1328, 6.000%, due 1/1/42	1,053	1,249
#AL9225, 6.000%, due 1/1/42	1,638	1,936
#AL6276, 5.500%, due 10/1/43	120	138
#BM5121, 5.500%, due 12/1/48	865	1,035
#CA5837, 6.000%, due 7/1/49	1,192	1,428
2021-58, Tranche F, SOFR30A + 0.200%, 0.250%, due 9/25/61, VRN	710	703

Total FNMA Mortgage Obligations		34,098

Collateralized Mortgage Obligation—2.0%
Seasoned Loans Structured Transaction, 2018-1, Tranche A1, 3.500%, due 6/25/28	2,654	2,770

Government National Mortgage Association (GNMA)—0.7%
2019-42, Tranche F, 1M USD LIBOR + 0.450%, 0.536%, due 3/20/46, VRN	333	334
2017-9, Tranche AE, 2.400%, due 9/16/50	631	646

Total GNMA Mortgage Obligations		980

Asset-Backed Securities—15.4%

Automobile—9.8%
Canadian Pacer Auto Receivables Trust—144A, 2021-1A, Tranche A2A, 0.240%, 10/19/23	570	571
CarMax Auto Owner Trust, 2020-1, Tranche C, 2.340%, 11/17/25	600	618
CarMax Auto Owner Trust, 2021-3, Tranche A2B, 1M USD LIBOR + 0.110%, 0.194%, 9/16/24, VRN	1,210	1,210
Carvana Auto Receivables Trust, 2021-P3, Tranche A3, 0.700%, 11/10/26	1,450	1,450
Ford Credit Auto Lease Trust, 2021-B, Tranche A2, 0.240%, 4/15/24	1,950	1,951
GM Financial Automobile Leasing Trust, 2020-1, Tranche C, 2.040%, 12/20/23	1,400	1,419

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Asset-Backed Securities—(continued)

Automobile — (continued)
GM Financial Automobile Leasing Trust, 2020-3, Tranche A3, 0.450%, 8/21/23	$510	$511
JPMorgan Chase Bank NA - CACLN—144A, 2021-3, Tranche B, 0.760%, 2/26/29	1,005	1,005
Mercedes-Benz Auto Lease Trust, 2020-B, Tranche A2, 0.310%, 2/15/23	220	220
Nissan Auto Lease Trust, 2020-B, Tranche A3, 0.430%, 10/16/23	550	551
Tesla Auto Lease Trust—144A, 2019-A, Tranche C, 2.680%, 1/20/23	1,625	1,658
Toyota Auto Receivables Owner Trust, 2020-B, Tranche A2, 1.380%, 12/15/22	165	165
Toyota Auto Receivables Owner Trust, 2021-B, Tranche A2, 0.140%, 1/16/24	1,900	1,899

Total Automobile		13,228

Credit Card—0.3%
American Express Credit Account Master Trust, 2017-5, Tranche B, 1M USD LIBOR + 0.580%, 0.664%, 2/18/25, VRN	450	451

Other—5.3%
GreatAmerica Leasing Receivables Funding LLC—144A, 2021-2, Tranche A2, 0.380%, 3/15/24	1,225	1,227
GreatAmerica Leasing Receivables Funding LLC—144A, 2021-2, Tranche A3, 0.670%, 7/15/25	475	476
JPMorgan Structured, 1.000%, 9/20/51	1,940	1,947
Kubota Credit Owner Trust—144A, 2020-2A, Tranche A2, 0.410%, 6/15/23	848	849
PFS Financing Corp.—144A, 2018-F, Tranche B, 3.770%, 10/15/23	1,000	998
Verizon Owner Trust, 2020-A, Tranche C, 2.060%, 7/22/24	1,250	1,281
Verizon Owner Trust, 2018-A, Tranche A1A, 3.230%, 4/20/23	231	232
Verizon Owner Trust, 2019-C, Tranche C, 2.160%, 4/22/24	60	61

Total Other		7,071

Total Asset-Backed Securities		20,750

Corporate Obligations—33.1%

Financials—22.2%
Bank of America Corporation, SOFR + 0.970%, 1.020%, due 7/22/27, VRN	1,850	1,886
Bank of Montreal, SOFR + 0.680%, 0.730%, due 3/10/23, VRN	2,700	2,721
Canadian Imperial Bank of Commerce, SOFR + 0.800%, 0.850%, due 3/17/23, VRN	1,000	1,009
Canadian Imperial Bank of Commerce, SOFR + 0.400%, 0.450%, due 12/14/23, VRN	1,900	1,905

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)

Financials — (continued)
Citigroup, Inc., SOFR + 0.770%, 0.820%, due 6/9/27, VRN	$1,250	$1,256
Credit Suisse AG, 0.520%, due 8/9/23	950	950
JPMorgan Chase & Co., SOFR + 0.885%, 0.935%, due 4/22/27, VRN	1,075	1,089
JPMorgan Chase & Co., SOFR + 0.765%, 0.815%, due 9/22/27, VRN	1,525	1,535
KeyBank NA, SOFR + 0.340%, 0.390%, due 1/3/24, VRN	2,700	2,705
Met Tower Global Funding—144A, SOFR + 0.550%, 0.600%, due 1/17/23, VRN	1,481	1,489
New York Life Global Funding—144A, SOFR + 0.480%, 0.530%, due 6/9/26, VRN	1,750	1,759
Royal Bank of Canada, SOFR + 0.525%, 0.575%, due 1/20/26, VRN	1,500	1,505
The Bank of Nova Scotia, SOFR + 0.545%, 0.595%, due 3/2/26, VRN	980	979
The Bank of Nova Scotia, SOFR + 0.260%, 0.310%, due 9/15/23, VRN	1,300	1,302
The Charles Schwab Corporation, SOFR + 0.520%, 0.570%, due 5/13/26, VRN	2,500	2,519
The Goldman Sachs Group, Inc., SOFR + 0.810%, 0.860%, due 3/9/27, VRN	1,300	1,302
The Toronto-Dominion Bank, SOFR + 0.355%, 0.405%, due 3/4/24, VRN	2,700	2,708
Truist Financial Corporation, SOFR + 0.400%, 0.450%, due 6/9/25, VRN	1,305	1,310

Total Financials		29,929

Industrials—2.6%
Caterpillar Financial Services Corporation, SOFR + 0.245%, 0.295%, due 5/17/24, VRN	2,750	2,759
Rockwell Automation, Inc., 0.350%, due 8/15/23	825	826

Total Industrials		3,585

Consumer Discretionary—2.5%
BMW US Capital LLC Co.—144A, SOFR + 0.530%, 0.580%, due 4/1/24, VRN	500	506
Toyota Motor Credit Corporation, SOFR + 0.330%, 0.380%, due 1/11/24, VRN	2,800	2,811

Total Consumer Discretionary		3,317

Utilities—2.0%
Florida Power & Light Co., SOFR + 0.250%, 0.300%, due 5/10/23, VRN	1,075	1,075
Southern California Edison Co., 3M USD LIBOR + 0.270%, 0.389%, due 12/3/21, VRN	1,600	1,600

Total Utilities		2,675

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)

Real Estate—1.5%
Public Storage, SOFR + 0.470%, 0.520%, due 4/23/24, VRN	$2,005	$2,008

Information Technology—1.4%
Analog Devices, Inc., SOFR + 0.250%, 0.300%, due 10/1/24, VRN	325	326
Intuit, Inc., 0.650%, due 7/15/23	1,515	1,522

Total Information Technology		1,848

Health Care—0.9%
Roche Holdings, Inc.—144A, SOFR + 0.240%, 0.290%, due 3/5/24, VRN	1,275	1,279

Total Corporate Obligations		44,641

Total Long-Term Investments—98.7% (cost $133,057)		133,214

U.S. Government—1.1%

U.S. Treasury Bill, 0.047%, due 1/27/22	1,500	1,500
Total U.S. Government—1.1% (cost $1,501)		1,500

Total Investments—99.8% (cost $134,558)		134,714

Securities Sold, Not Yet Purchased

U.S. Government Agency—(7.6)%

Federal National Mortgage Association (FNMA)—(7.6)%
TBA, 2.000%, due 10/1/51	(2,500)	(2,505)
TBA, 2.500%, due 10/1/51	(7,500)	(7,729)

Total Securities Sold, Not Yet Purchased—(7.6)% (proceeds $10,273)		(10,234)

Cash and other assets, less liabilities—7.8%		10,515

Net assets—100.0%		$134,995

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR = Secured Overnight Financing Rate

TBA = To Be Announced—TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2021. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

(a) Amount is less than the minimum amount disclosed.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Government Bonds—58.1%

Angola—1.1%
Angolan Government International Bond, 9.500%, due 11/12/25	$250	$275
Angolan Government International Bond, 8.000%, due 11/26/29	300	307
		582

Argentina—1.1%
Argentine Republic Government International Bond, 2.500%, due 7/9/41, VRN(a)	475	173
Argentine Republic Government International Bond, 1.125%, due 7/9/46, VRN(a)	125	41
Argentine Republic Government International Bond, 2.000%, due 1/9/38, VRN(a)	300	116
Provincia de Buenos Aires—144A, 3.500%, due 9/1/37, VRN(a)	600	243
		573

Bahrain—2.1%
Bahrain Government International Bond, 5.450%, due 9/16/32	400	388
Bahrain Government International Bond, 6.250%, due 1/25/51	300	275
Bahrain Government International Bond, 7.500%, due 9/20/47	400	410
		1,073

Belarus—0.5%
Republic of Belarus International Bond, 6.378%, due 2/24/31	300	263

Belize—0.6%
Belize Government International Bond, 4.938%, due 2/20/34, VRN(a)	633	311

Bolivia—0.3%
Bolivian Government International Bond, 4.500%, due 3/20/28	200	181

Brazil—2.1%
Brazilian Government International Bond, 5.625%, due 1/7/41	700	707
Brazilian Government International Bond, 5.625%, due 2/21/47	200	199
Brazilian Government International Bond, 3.750%, due 9/12/31	200	190
		1,096

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Cameroon—0.5%
Republic of Cameroon—144A, 5.950%, due 7/7/32	EUR	250	283

Chile—0.7%
Chile Government International Bond, 2.550%, due 7/27/33		$200	$196
Chile Government International Bond, 3.250%, due 9/21/71		200	180
			376

Colombia—3.2%
Colombia Government International Bond, 6.125%, due 1/18/41		1,500	1,647

Costa Rica—0.4%
Costa Rica Government International Bond, 7.158%, due 3/12/45		200	200

Dominican Republic—1.6%
Dominican Republic International Bond, 6.850%, due 1/27/45		150	168
Dominican Republic International Bond, 5.875%, due 1/30/60		700	685
			853

Ecuador—2.1%
Ecuador Government International Bond, 5.000%, due 7/31/30, VRN(a)		310	262
Ecuador Government International Bond, 1.000%, due 7/31/35, VRN(a)		400	264
Ecuador Government International Bond, 0.500%, due 7/31/40, VRN(a)		350	202
Ecuador Government International Bond, 0.000%, due 7/31/30		700	369
			1,097

Egypt—4.1%
Egypt Government International Bond, 3.875%, due 2/16/26		250	234
Egypt Government International Bond, 7.500%, due 2/16/61		750	652
Egypt Government International Bond, 4.750%, due 4/16/26	EUR	300	348
Egypt Government International Bond, 6.375%, due 4/11/31		150	170
Egypt Government International Bond—144A, 5.800%, due 9/30/27		$250	244

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Egypt—(continued)
Egypt Government International Bond—144A, 7.300%, due 9/30/33		$250	$241
Egypt Government International Bond—144A, 8.750%, due 9/30/51		250	242
			2,131

El Salvador—0.5%
El Salvador Government International Bond, 7.625%, due 2/1/41		150	106
El Salvador Government International Bond, 9.500%, due 7/15/52		200	156
			262

Gabon—0.5%
Gabon Government International Bond, 6.375%, due 12/12/24		250	266

Ghana—1.6%
Ghana Government International Bond, 8.625%, due 4/7/34		400	378
Ghana Government International Bond, 7.750%, due 4/7/29		500	475
			853

Guatemala—0.4%
Guatemala Government International Bond, 4.650%, due 10/7/41		200	195

Indonesia—2.4%
Indonesia Government International Bond, 3.400%, due 9/18/29		550	591
Indonesia Government International Bond, 4.750%, due 2/11/29		300	349
Indonesia Government International Bond, 4.450%, due 4/15/70		250	286
			1,226

Iraq—1.2%
Iraq International Bond, 6.752%, due 3/9/23		600	606

Ivory Coast—0.4%
Ivory Coast Government International Bond, 6.625%, due 3/22/48	EUR	200	233

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Jamaica—0.4%
Jamaica Government International Bond, 6.750%, due 4/28/28		$200	$233

Jordan—0.4%
Jordan Government International Bond, 7.375%, due 10/10/47		200	206

Lebanon—1.0%
Lebanon Government International Bond, 6.850%, due 3/23/27(b)		600	99
Lebanon Government International Bond, 5.800%, due 4/14/20(b)		1,400	230
Lebanon Government International Bond, 7.150%, due 11/20/31(b)		1,200	192
			521

Macedonia—0.5%
North Macedonia Government International Bond, 3.675%, due 6/3/26	EUR	200	253

Mexico—1.1%
Mexico Government International Bond, 3.750%, due 4/19/71		$400	346
Mexico Government International Bond, 6.050%, due 1/11/40		200	245
			591

Mongolia—0.4%
Mongolia Government International Bond—144A, 4.450%, due 7/7/31		200	193

Nigeria—1.7%
Nigeria Government International Bond, 7.696%, due 2/23/38		200	197
Nigeria Government International Bond—144A, 6.125%, due 9/28/28		225	225
Nigeria Government International Bond—144A, 7.375%, due 9/28/33		250	252
Nigeria Government International Bond—144A, 8.250%, due 9/28/51		225	226
			900

Oman—1.9%
Oman Government International Bond, 6.000%, due 8/1/29		200	209

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)

Oman—(continued)
Oman Government International Bond, 6.750%, due 1/17/48	$800	$788
		997

Pakistan—1.7%
Pakistan Government International Bond, 8.875%, due 4/8/51	200	201
Pakistan Government International Bond, 6.000%, due 4/8/26	250	248
Pakistan Government International Bond, 8.250%, due 4/15/24	200	213
Pakistan Government International Bond—144A, 6.000%, due 4/8/26	200	198
		860

Panama—1.4%
Panama Government International Bond, 4.500%, due 5/15/47	450	490
Panama Government International Bond, 4.500%, due 4/1/56	200	217
		707

Paraguay—0.5%
Paraguay Government International Bond, 4.700%, due 3/27/27	250	276

Peru—1.4%
Peruvian Government International Bond, 3.230%, due 7/28/21	280	232
Peruvian Government International Bond, 2.783%, due 1/23/31	250	248
Peruvian Government International Bond, 3.300%, due 3/11/41	250	242
		722

Philippines—1.4%
Philippine Government International Bond, 3.700%, due 2/2/42	700	740

Qatar—1.9%
Qatar Government International Bond, 4.400%, due 4/16/50	550	669
Qatar Government International Bond, 9.750%, due 6/15/30	200	317
		986

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Romania—1.4%
Romanian Government International Bond, 4.625%, due 4/3/49	EUR	450	610
Romanian Government International Bond, 3.500%, due 4/3/34		100	127
			737

Russia—1.9%
Russian Foreign Bond, 5.100%, due 3/28/35		$400	$479
Russian Foreign Bond, 5.625%, due 4/4/42		200	259
Russian Foreign Bond, 5.250%, due 6/23/47		200	253
			991

Saudi Arabia—2.1%
Saudi Government International Bond, 2.250%, due 2/2/33		400	389
Saudi Government International Bond, 3.450%, due 2/2/61		500	489
Saudi Government International Bond, 3.750%, due 1/21/55		200	209
			1,087

Senegal—0.2%
Senegal Government International Bond—144A, 5.375%, due 6/8/37	EUR	100	114

Serbia—0.9%
Serbia International Bond—144A, 1.000%, due 9/23/28		400	448

South Africa—0.4%
Republic of South Africa Government International Bond, 5.650%, due 9/27/47		$200	190

Sri Lanka—1.8%
Sri Lanka Government International Bond, 6.850%, due 3/14/24		200	127
Sri Lanka Government International Bond, 7.850%, due 3/14/29		1,000	608
Sri Lanka Government International Bond, 5.750%, due 1/18/22		250	223
			958

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Tunisia—0.6%
Banque Centrale de Tunisie International Bond, 5.625%, due 2/17/24	EUR	300	294

Turkey—1.0%
Turkey Government International Bond, 4.875%, due 4/16/43		$450	$349
Turkey Government International Bond, 5.750%, due 5/11/47		200	166
			515

Ukraine—2.8%
Ukraine Government International Bond, 0.000%, due 5/31/40, VRN(a)		450	487
Ukraine Government International Bond, 7.750%, due 9/1/22		400	416
Ukraine Government International Bond, 7.253%, due 3/15/33		550	555
			1,458

Uruguay—1.0%
Uruguay Government International Bond, 4.975%, due 4/20/55		400	500

Zambia—0.9%
Zambia Government International Bond, 8.500%, due 4/14/24		400	312
Zambia Government International Bond, 8.970%, due 7/30/27		200	154
			466

Total Foreign Government Bonds—58.1% (cost $31,107)			30,250

Foreign Corporate Bonds—33.7%

Argentina—0.4%
Provincia de Buenos Aires—144A, 3.900%, due 9/1/37, VRN(a)		500	228

Azerbaijan—0.9%
State Oil Co. of the Azerbaijan Republic, 6.950%, due 3/18/30		400	491

Brazil—1.7%
Atento Luxco 1 S.A., 8.000%, due 2/10/26		250	274
Azul Investments LLP—144A, 7.250%, due 6/15/26		200	191

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

Brazil—(continued)
MV24 Capital BV, 6.748%, due 6/1/34	$187	$198
Petrorio Luxembourg S.a.r.l., 6.125%, due 6/9/26	200	201
		864

Chile—2.2%
AES Andes S.A., 5 year CMT + 4.917%, 6.350%, due 10/7/79, VRN	250	264
CAP S.A., 3.900%, due 4/27/31	250	244
Empresa Nacional del Petroleo, 5.250%, due 11/6/29	200	223
Kenbourne Invest S.A., 4.700%, due 1/22/28	200	201
VTR Finance N.V., 6.375%, due 7/15/28	200	215
		1,147

China—3.3%
China Evergrande Group, 9.500%, due 3/29/24	300	71
China Huaneng Group Hong Kong Treasury Management Holding, Ltd., 5 year CMT + 5.651%, 3.080%, VRN(c)	500	512
China SCE Group Holdings, Ltd., 6.000%, due 2/4/26	200	178
CNAC HK Finbridge Co., Ltd., 4.875%, due 3/14/25	200	219
CNAC HK Finbridge Co., Ltd., 3.875%, due 6/19/29	200	213
Huarong Finance 2017 Co., Ltd., 5 year CMT + 6.983%, 4.000%, VRN(c)	200	185
Sinopec Group Overseas Development 2015, Ltd., 4.100%, due 4/28/45	200	225
Yuzhou Group Holdings Co., Ltd., 7.850%, due 8/12/26	200	134
		1,737

Colombia—0.8%
Gran Colombia Gold Corp.—144A, 6.875%, due 8/9/26	200	198
SierraCol Energy Andina LLC—144A, 6.000%, due 6/15/28	200	196
		394

Georgia—0.4%
Georgian Railway JSC—144A, 4.000%, due 6/17/28	200	203

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

Ghana—0.3%
Tullow Oil plc, 7.000%, due 3/1/25	$200	$173

Guatemala—1.2%
Banco Industrial S.A., 4.875%, due 1/29/31	200	202
Energuate Trust, 5.875%, due 5/3/27	200	207
Investment Energy Resources Ltd.—144A, 6.250%, due 4/26/29	200	217
		626

India—2.0%
Continuum Energy Levante, 4.500%, due 2/9/27	199	204
Export-Import Bank of India, 2.250%, due 1/13/31	200	186
HDFC Bank Ltd.—144A, 5 year CMT + 2.925%, 3.700%, VRN(c)	250	249
Periama Holdings LLC, 5.950%, due 4/19/26	200	214
Vedanta Resources Finance II plc, 9.250%, due 4/23/26	200	190
		1,043

Indonesia—3.3%
Medco Bell Pte, Ltd., 6.375%, due 1/30/27	200	201
Nickel Mines Ltd.—144A, 6.500%, due 4/1/24	200	202
Perusahaan Penerbit SBSN Indonesia III, 2.800%, due 6/23/30	300	309
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, due 10/24/42	250	279
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.375%, due 1/25/29	300	346
PT Bank Tabungan Negara Persero Tbk, 4.200%, due 1/23/25	200	204
PT Pertamina Persero, 2.300%, due 2/9/31	200	190
		1,731

Kazakhstan—0.5%
KazMunayGas National Co. JSC, 5.750%, due 4/19/47	200	240

Malaysia—3.4%
1MDB Global Investments, Ltd., 4.400%, due 3/9/23	1,200	1,206

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

Malaysia—(continued)
Dua Capital, Ltd., 2.780%, due 5/11/31	$300	$297
Petronas Capital, Ltd., 4.550%, due 4/21/50	200	243
		1,746

Mexico—3.3%
BBVA Bancomer S.A., 5 year CMT + 2.650%, 5.125%, due 1/18/33, VRN	200	208
Petroleos Mexicanos, 7.690%, due 1/23/50	500	470
Petroleos Mexicanos, 6.950%, due 1/28/60	500	433
Petroleos Mexicanos, 6.500%, due 3/13/27	300	315
Unifin Financiera S.A. DE Co., 8.375%, due 1/27/28	300	284
		1,710

Mongolia—0.4%
Development Bank of Mongolia, 7.250%, due 10/23/23	200	214

Nigeria—0.5%
SEPLAT Energy plc, 7.750%, due 4/1/26	250	261

Panama—0.4%
Aeropuerto Internacional de Tocumen S.A.—144A, 5.125%, due 8/11/61	200	210

Qatar—1.1%
Qatar Petroleum —144A, 2.250%, due 7/12/31	600	594

Russia—0.5%
Credit Bank of Moscow Via CBOM Finance plc—144A, 5 year USD Swap + 6.561%, 7.625%, VRN(c)	250	249

South Africa—2.0%
Eskom Holdings SOC, Ltd., 8.450%, due 8/10/28	400	440
Eskom Holdings SOC, Ltd., 6.750%, due 8/6/23	200	205
Eskom Holdings SOC, Ltd., 7.125%, due 2/11/25	200	208

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

South Africa—(continued)
Liquid Telecommunications Financing plc, 5.500%, due 9/4/26	$200	$206
		1,059

Supranational—0.4%
The African Export-Import Bank—144A, 3.798%, due 5/17/31	200	207

Trinidad—0.4%
Trinidad Generation UnLtd, 5.250%, due 11/4/27	200	205

Turkey—1.4%
Akbank TAS—144A, 5 year CMT + 6.015%, 6.800%, due 6/22/31, VRN	250	247
Aydem Yenilenebilir Enerji A.S.—144A, 7.750%, due 2/2/27	200	195
Turkiye Ihracat Kredi Bankasi A.S.—144A, 5.750%, due 7/6/26	300	294
		736

Ukraine—0.4%
NAK Naftogaz Ukraine via Kondor Finance plc, 7.625%, due 11/8/26	200	198

United Arab Emirates—2.1%
Abu Dhabi Government International Bond, 2.700%, due 9/2/70	450	404
Emirate of Dubai Government International Bonds, 3.900%, due 9/9/50	200	189
Finance Department Government of Sharjah, 4.375%, due 3/10/51	200	188
Sharjah Sukuk Program, Ltd., 3.234%, due 10/23/29	300	303
		1,084

Uzbekistan—0.4%
Ipoteka-Bank ATIB, 5.500%, due 11/19/25	200	208

Total Foreign Corporate Bonds—33.7% (cost $17,624)		17,558

Foreign Municipal Bonds—0.7%

Argentina—0.7%
Provincia de Cordoba, 5.000%, due 6/1/27, VRN(a)	150	101

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Municipal Bonds—(continued)

Argentina—(continued)
Provincia de Entre Rios Argentina, 5.000%, due 8/8/28, VRN(a)	$150	$104
Provincia de Neuquen Argentina, 2.500%, due 4/27/30, VRN(a)	200	123
		328

Total Foreign Municipal Bonds—0.7% (cost $345)		328

Repurchase Agreement—7.5%
Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $3,902, collateralized by U.S. Treasury Bond, 2.250%, due 5/15/41, valued at $3,980	3,902	3,902

Total Repurchase Agreement—7.5% (cost $3,902)		3,902

Total Investments in Securities—100.0% (cost $52,978)		52,038

Total Investments—100.0% (cost $52,978)		52,038

Cash and other assets, less liabilities—0.0%		26

Net assets—100.0%		$52,064

(a) Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of September 30, 2021.

(b) = Defaulted securities.

(c) Security is perpetual in nature and has no stated maturity.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

VRN = Variable Rate Note

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Sold
12/15/21	Euro	Citibank N.A. London	2,213	$2,619	$2,567	$52

See accompanying Notes to Portfolio of Investments.

Emerging Markets Debt Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Interest Rate Swaps

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rates	Payment Frequency	Maturity Dates	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
3 Month USD LIBOR	Receive	1.774%	6M	February 2071	LCH	$405	$(14)	$(11)	$3
3 Month USD LIBOR	Receive	0.750%	6M	June 2036	LCH	1,963	225	253	28
3 Month USD LIBOR	Receive	1.250%	6M	June 2051	LCH	902	120	124	4
6 Month EURIBOR	Receive	(0.250)%	1Y	June 2026	LCH	EUR 483	(4)	—	4
6 Month EURIBOR	Receive	0.000%	1Y	June 2031	LCH	EUR 527	(6)	7	13
6 Month EURIBOR	Receive	0.000%	1Y	June 2036	LCH	EUR 270	19	17	(2)
6 Month EURIBOR	Receive	0.250%	1Y	June 2041	LCH	EUR 567	11	30	19
3 Month USD LIBOR	Receive	0.500%	6M	June 2026	LCH	$651	11	15	4
3 Month USD LIBOR	Pay	0.500%	6M	June 2028	LCH	1,518	(57)	(77)	(20)
3 Month USD LIBOR	Pay	1.000%	6M	June 2041	LCH	3,083	(398)	(420)	(22)
3 Month USD LIBOR	Pay	0.750%	6M	June 2031	LCH	2,922	(148)	(203)	(55)
									$(24)

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Russian Federation	Buy	1.000%	3M	June 2026	ICE	$400	$(2)	$(4)	$(2)
Republic of South Africa	Buy	1.000%	3M	June 2026	ICE	600	27	25	(2)
Republic of Colombia	Buy	1.000%	3M	June 2031	ICE	745	71	80	9
Federative Republic of Brazil	Buy	1.000%	3M	June 2031	ICE	300	41	44	3
Kingdom of Saudi Arabia	Buy	1.000%	3M	June 2026	ICE	400	(8)	(10)	(2)
									$6
Total net unrealized appreciation (depreciation) on swaps									$(18)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Exchange-Traded Funds—65.7%

Equity Exchange-Traded Funds—61.6%
Financial Select Sector SPDR Fund	53,900	$2,023
iShares Core S&P 500 ETF	90,000	38,774
iShares MSCI Brazil ETF	76,700	2,464
iShares MSCI India ETF	12,200	594
SPDR S&P 500 ETF Trust (a)	95,000	40,768
Utilities Select Sector SPDR Fund	7,800	498
Vanguard S&P 500 ETF	98,300	38,770
Vietnam Enterprise Investments, Ltd. Class “C”	440,900	4,208

Total Equity Exchange-Traded Funds		128,099

Fixed Income Exchange-Traded Funds—4.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	47,300	6,292
SPDR Bloomberg Barclays High Yield Bond ETF	20,700	2,264

Total Fixed Income Exchange-Traded Funds		8,556

Total Exchange-Traded Funds—65.7% (cost $124,253)		136,655

Common Stocks—4.3%

Emerging Asia—2.7%

Philippines—2.7%
Ayala Corporation (Industrial conglomerates)	33,552	536
Ayala Land, Inc. (Real estate management & development)	923,619	606
Bank of the Philippine Islands (Banks)	213,075	340
BDO Unibank, Inc. (Banks)	230,665	500
Globe Telecom, Inc. (Wireless telecommunication services)	3,160	185
GT Capital Holdings, Inc. (Diversified financial services)	11,878	118
International Container Terminal Services, Inc. (Transportation infrastructure)	119,131	455
JG Summit Holdings, Inc. (Industrial conglomerates)	344,760	439
Jollibee Foods Corporation (Hotels, restaurants & leisure)	53,147	213
Manila Electric Co. (Electric utilities)	27,347	159
Metro Pacific Investments Corporation (Diversified financial services)	1,454,264	104
Metropolitan Bank & Trust Co. (Banks)	212,149	181
PLDT, Inc. (Wireless telecommunication services)	9,033	297
SM Investments Corporation (Industrial conglomerates)	28,190	546
SM Prime Holdings, Inc. (Real estate management & development)	1,186,350	759
Universal Robina Corporation (Food products)	105,596	281
		5,719

Emerging Latin America—1.6%

Chile—1.6%
Banco de Chile (Banks)	5,428,313	501
Banco de Credito e Inversiones S.A. (Banks)	5,787	211
Banco Santander Chile (Banks)	7,844,452	393
Cencosud S.A. (Food & staples retailing)	179,595	348
Cencosud Shopping S.A. (Real estate management & development)	58,679	69
Cia Cervecerias Unidas S.A. (Beverages)	18,876	167
Colbun S.A. (Independent power & renewable electricity producers)	960,366	156
Empresas CMPC S.A. (Paper & forest products)	128,868	242
Empresas COPEC S.A. (Oil, gas & consumable fuels)	45,822	381
Enel Americas S.A. (Electric utilities)	2,543,598	300

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount		Value

Common Stocks—(continued)

Emerging Latin America — (continued)

Chile—(continued)
Enel Chile S.A. (Electric utilities)		3,358,387	$159
Falabella S.A. (Multiline retail)		90,552	318
			3,245

Total Common Stocks—4.3% (cost $8,909)			8,964

Foreign Government Bonds—12.4%

Brazil—3.9%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, due 1/1/25	BRL	44,620	8,136

Malaysia—6.0%
Malaysia Government Bond, 3.480%, due 3/15/23	MYR	51,240	12,503

South Africa—2.5%
Republic of South Africa Government Bond, 7.000%, due 2/28/31	ZAR	92,913	5,191

Total Foreign Government Bonds—12.4% (cost $26,822)			25,830

Preferred Stock—0.4%

Emerging Latin America—0.4%

Chile—0.4%
Sociedad Quimica y Minera de Chile S.A. Class “B” (Chemicals)		16,536	890

Total Preferred Stock—0.4% (cost $723)			890

Repurchase Agreement—7.8%
Fixed Income Clearing Corporation, 0.000% dated 9/30/21, due 10/1/21, repurchase price $16,204, collateralized by U.S. Treasury Bond, 4.375%, due 5/15/41, valued at $16,528		$16,204	16,204

Total Repurchase Agreement—7.8% (cost $16,204)			16,204

U.S. Government—7.7%
U.S. Treasury Bill, 0.079%, due 11/4/21		500	500
U.S. Treasury Bill, 0.084%, due 12/2/21		500	500
U.S. Treasury Bill, 0.093%, due 12/30/21(b)		500	500
U.S. Treasury Bill, 0.086%, due 1/27/22(b)		2,500	2,500
U.S. Treasury Bill, 0.074%, due 2/24/22(b)		3,000	2,999
U.S. Treasury Bill, 0.068%, due 3/24/22(b)		2,000	2,000
U.S. Treasury Bill, 0.058%, due 4/21/22(b)		1,500	1,500
U.S. Treasury Bill, 0.043%, due 5/19/22(b)		1,500	1,499
U.S. Treasury Bill, 0.066%, due 6/16/22(b)		1,500	1,499
U.S. Treasury Bill, 0.073%, due 7/14/22(b)		1,500	1,499
U.S. Treasury Bill, 0.076%, due 8/11/22(b)		500	500

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government—(continued)
U.S. Treasury Bill, 0.069%, due 9/8/22(b)	500	$500

Total U.S. Government—7.7% (cost $15,994)		15,996

Total Purchased Options—0.2% (cost $404)		342

Total Investments in Securities—98.5% (cost $193,309)		204,881

Cash and other assets, less liabilities—1.5%		3,167

Net assets—100.0%		$208,048

(a) The SPDR S&P 500 ETF Trust’s financial statements are available free of charge on the SEC’s website at https://www.sec.gov.

(b) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $13,921 (in thousands).

Purchased Options Contracts

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount (in thousands)		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Calls
Calls Euro Stoxx 50	Credit Suisse International	4,250	12/17/21	213	EUR	8,622	$94	$214	$(120)

Puts

NZD Put/JPY Call	Citibank N.A.	78	12/15/21	11,185,000	NZD	11,850	$248	$190	$58
Total Purchased Options Contracts							$342	$404	$(62)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Purchased
10/20/21	Brazilian Real	Citibank N.A. London	73,389	$13,824	$13,443	$(381)
10/20/21	Chilean Peso	Citibank N.A. London	5,128,813	6,446	6,317	(129)
10/20/21	Chinese Yuan Renminbi	Citibank N.A. London	2,288	354	354	—
10/20/21	Colombian Peso	Citibank N.A. London	70,610,809	18,391	18,523	132
10/20/21	Czech Koruna	Citibank N.A. London	11,127	509	508	(1)
10/20/21	Hong Kong Dollar	Citibank N.A. London	4,440	570	570	—
10/20/21	Indian Rupee	Citibank N.A. London	247,365	3,351	3,325	(26)
10/20/21	Israeli Shekel	Citibank N.A. London	2,217	688	688	—
10/20/21	Mexican Peso	Citibank N.A. London	170,322	8,501	8,231	(270)
10/20/21	New Turkish Lira	Citibank N.A. London	77,490	8,992	8,628	(364)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts - (continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Purchased — (continued)
10/20/21	Philippine Peso	Citibank N.A. London	258,327	$5,164	$5,047	$(117)
10/20/21	Russian Ruble	Citibank N.A. London	1,671,093	22,746	22,906	160
10/20/21	Singapore Dollar	Citibank N.A. London	36,352	27,076	26,772	(304)
10/20/21	South Korean Won	Citibank N.A. London	1,902,630	1,627	1,606	(21)
10/20/21	Taiwan Dollar	Citibank N.A. London	143,851	5,208	5,175	(33)
10/20/21	Thai Baht	Citibank N.A. London	8,539	253	252	(1)
10/21/21	Indonesian Rupiah	Citibank N.A. London	9,705,264	678	677	(1)
12/15/21	Australian Dollar	Citibank N.A. London	554	401	401	—
12/15/21	British Pound Sterling	Citibank N.A. London	3,197	4,426	4,308	(118)
12/15/21	Canadian Dollar	Citibank N.A. London	1,065	841	841	—
12/15/21	Euro	Citibank N.A. London	693	805	804	(1)
12/15/21	Japanese Yen	Citibank N.A. London	1,954,579	17,810	17,573	(237)
12/15/21	New Zealand Dollar	Citibank N.A. London	1,687	1,164	1,164	—
12/15/21	Norwegian Krone	Citibank N.A. London	58,183	6,709	6,652	(57)
12/15/21	Swedish Krona	Citibank N.A. London	46,269	5,369	5,289	(80)
12/15/21	Swiss Franc	Citibank N.A. London	510	548	548	—
						$(1,849)

Sold
10/20/21	Chilean Peso	Citibank N.A. London	283,864	$348	$350	$(2)
10/20/21	Chinese Yuan Renminbi	Citibank N.A. London	42,463	6,564	6,579	(15)
10/20/21	Colombian Peso	Citibank N.A. London	3,253,630	853	854	(1)
10/20/21	Czech Koruna	Citibank N.A. London	240,624	11,181	10,993	188
10/20/21	Hong Kong Dollar	Citibank N.A. London	84,266	10,835	10,825	10
10/20/21	Indian Rupee	Citibank N.A. London	16,690	224	224	—
10/20/21	Israeli Shekel	Citibank N.A. London	61,065	19,052	18,943	109
10/20/21	Mexican Peso	Citibank N.A. London	4,445	216	215	1
10/20/21	New Turkish Lira	Citibank N.A. London	3,465	387	386	1
10/20/21	Russian Ruble	Citibank N.A. London	77,133	1,056	1,057	(1)
10/20/21	Singapore Dollar	Citibank N.A. London	1,406	1,035	1,035	—
10/20/21	South African Rand	Citibank N.A. London	22,651	1,594	1,501	93
10/20/21	Taiwan Dollar	Citibank N.A. London	8,586	309	309	—
10/20/21	Thai Baht	Citibank N.A. London	216,281	6,613	6,391	222
10/21/21	Indonesian Rupiah	Citibank N.A. London	215,568,834	15,052	15,026	26
12/15/21	Australian Dollar	Citibank N.A. London	15,100	11,143	10,920	223
12/15/21	Canadian Dollar	Citibank N.A. London	29,555	23,342	23,334	8
12/15/21	Euro	Citibank N.A. London	17,906	21,197	20,772	425
12/15/21	Japanese Yen	Citibank N.A. London	90,443	810	813	(3)
12/15/21	New Zealand Dollar	Citibank N.A. London	48,025	34,193	33,136	1,057
12/15/21	Norwegian Krone	Citibank N.A. London	2,138	244	244	—
12/15/21	Swedish Krona	Citibank N.A. London	3,005	344	344	—
12/15/21	Swiss Franc	Citibank N.A. London	10,983	11,979	11,807	172
						$2,513
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$664

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands)	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)
Long
36	CAC 40 Index	October 2021	Euro	2,346	$2,746	$2,718	$(28)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)

Long — (continued)

40	IBEX 35 Index	October 2021	Euro	3,527	$4,059	$4,085	$26
65	OMXS 30 Index	October 2021	Swedish Krona	14,646	1,727	1,673	(54)
13	FTSE Taiwan Index	October 2021	U.S. Dollar	769	785	769	(16)
236	MSCI Singapore ETS Index	October 2021	Singapore Dollar	8,343	6,231	6,144	(87)
227	FTSE KLCI Index	October 2021	Malaysian Ringgit	17,456	4,163	4,170	7
13	KOSPI 200 Index	December 2021	South Korean Won	1,304,875	1,149	1,102	(47)
48	SPI 200 Index	December 2021	Australian Dollar	8,752	6,423	6,327	(96)
7	DAX Index	December 2021	Euro	2,675	3,167	3,099	(68)
183	FTSE 100 Index	December 2021	British Pound Sterling	12,945	17,324	17,442	118
14	FTSE MIB Index	December 2021	Euro	1,776	2,053	2,057	4
120	MSCI China Index	December 2021	U.S. Dollar	5,956	6,093	5,956	(137)
280	MSCI Indonesia Index	December 2021	U.S. Dollar	4,253	4,162	4,253	91
238	MSCI World Energy Index	December 2021	U.S. Dollar	7,016	6,540	7,016	476
6	SWISS Markets Index	December 2021	Swiss Franc	696	779	747	(32)
100	U.S. 5 Year Treasury Note	December 2021	U.S. Dollar	12,274	12,352	12,274	(78)
							$79
Short
3	Amsterdam Index	October 2021	Euro	462	$552	$535	$17
68	Euro-Bobl	December 2021	Euro	9,175	10,696	10,628	68
6	Euro-Bund	December 2021	Euro	1,019	1,199	1,180	19
8	NIKKEI 225	December 2021	Japanese Yen	118,680	1,021	1,066	(45)
29	FTSE/JSE Top 40 Index	December 2021	South African Rand	16,872	1,117	1,121	(4)
236	EURO STOXX 50 Index	December 2021	Euro	9,553	11,354	11,066	288
82	MSCI Emerging Markets Index	December 2021	U.S. Dollar	5,107	5,288	5,107	181
4	MSCI Hong Kong	December 2021	U.S. Dollar	288	309	288	21
83	MSCI Mexico Index	December 2021	U.S. Dollar	2,241	2,331	2,241	90
29	NASDAQ 100 E Mini Index	December 2021	U.S. Dollar	8,516	8,952	8,516	436
457	S&P 500 E Mini Index	December 2021	U.S. Dollar	98,204	101,472	98,204	3,268
10	S&P E Mini Com Ser Index	December 2021	U.S. Dollar	1,048	1,094	1,048	46
7	XAK Technology	December 2021	U.S. Dollar	1,053	1,102	1,053	49
11	XAY Cons Discret	December 2021	U.S. Dollar	1,995	2,034	1,995	39
28	10YR Can Bond	December 2021	Canadian Dollar	4,008	3,245	3,165	80
73	U.S. 10 Year Treasury Note	December 2021	U.S. Dollar	9,607	9,737	9,608	129
							$4,682
Total net unrealized appreciation (depreciation) on futures contracts							$4,761

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2021 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Brazil CDI ON Deposit Rate	Pay	9.985%	1M	January 2025	CME	BRL 47,088	$—	$(31)	$(31)

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Market Value	Unrealized Appreciation (Depreciation)
CSI 500 Net Total Return Index	Pay	(1,140) bp	Sep 2022	Credit Suisse International	$1,921	$(63)	$(63)
MSCI Philippines Index Future	Pay	0 bp	Dec 2021	Goldman Sachs International	514	(11)	(11)
RTS Index Future	Pay	0 bp	Dec 2021	Credit Suisse International	2,628	27	27
							$(47)

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
ITRAXX-EUROPE S35 V1-5Y	Sell	1.000%	3M	June 2026	ICE	EUR 3,675	$116	$112	$(4)

Total net unrealized appreciation (depreciation) on swaps									$(82)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of September 30, 2021, the Trust had the following funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds	International Equity Funds	Fixed Income Funds
Growth	International Leaders	Bond
Large Cap Growth	International Growth	Income
Mid Cap Growth	Institutional International Growth	Low Duration
Small-Mid Cap Core	International Small Cap Growth
Small-Mid Cap Growth	Emerging Markets Leaders	Emerging Markets Debt Fund
Small Cap Growth	Emerging Markets Growth	Emerging Markets Debt
Small Cap Value[2]	Emerging Markets Small Cap Growth
China Growth[1]
Multi-Asset and Alternative Fund
Global Equity Fund		Macro Allocation
Global Leaders

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Income Fund	High level of current income with relative stability of principal.
Low Duration Fund	Maximize total return. Total return includes both income and capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark through investments in hard currency denominated debt issued in emerging market countries.
Macro Allocation Fund	Maximize long-term risk-adjusted total return.

1 Effective August 27, 2021 (Commencement of Operations).

2 At September 30, 2021, the Small Cap Value Fund’s fiscal year end is October 31 and, therefore, is not included herein.

1

(b) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(c) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement in up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security. When a Fund sells TBAs, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBAs without owning or having the right to obtain the deliverable securities it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities.

(d) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own (known as selling a security short) in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price at which it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of September 30, 2021, fair valuation estimates for foreign equity securities were obtained.

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively, or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed Income Securities

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities, non-U.S. bonds and commercial paper are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

As of September 30, 2021, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

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Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Small-Mid Cap Core
Level 1 - Quoted prices
Common Stocks	$324,524	$873,743	$83,938	$79,699
Exchange-Traded Funds	3,973	—	—	—
Level 2 - Other significant observable inputs
Repurchase Agreements	3,206	2,571	2,975	1,238
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$331,703	$876,314	$86,913	$80,937

Investments in securities		Small-Mid Cap Growth	Small Cap Growth	Global Leaders
Level 1 - Quoted prices
Common Stocks		$3,135,636	$719,216	$85,178
Exchange-Traded Funds		—	7,437	—
Level 2 - Other significant observable inputs
Common Stocks		—	—	52,803
Repurchase Agreements		41,286	25,606	1,210
Level 3 - Significant unobservable inputs
None		—	—	—
Total investments in securities		$3,176,922	$752,259	$139,191

Investments in securities	International Leaders	International Growth	Institutional International Growth	International Small Cap Growth
Level 1 - Quoted prices
Common Stocks	$131,083	$293,387	$164,487	$35,807
Level 2 - Other significant observable inputs
Common Stocks	1,087,773	1,968,731	1,103,458	336,984
Repurchase Agreements	25,779	36,418	18,081	12,345
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$1,244,635	$2,298,536	$1,286,026	$385,136

Investments in securities	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth	China Growth
Level 1 - Quoted prices
Common Stocks	$134,372	$200,733	$65,230	$—
Level 2 - Other significant observable inputs
Common Stocks	267,017	903,175	466,751	2,495
Repurchase Agreements	14,896	7,774	7,347	—
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$416,285	$1,111,682	$539,328	$2,495
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Investments in securities	Bond	Income	Low Duration	Emerging Markets Debt	Macro Allocation
Assets
Level 1 - Quoted prices
Exchange-Traded Funds	$—	$—	$—	$—	$136,655
Preferred Stocks	—	—	—	—	890
Level 2 - Other significant observable inputs
Asset-Backed Securities	9,891	4,568	20,750	—	—
Commercial Paper	15,300	500	—	—	—
Collateralized Mortgage Obligation	546	1,159	2,770
Common Stocks	—	—	—	—	8,964
Corporate Obligations	168,091	22,502	44,641	—	—
Foreign Corporate Obligations	—	—	—	17,558	—
Foreign Government Bonds	—	—	—	30,250	25,830
Foreign Municipal Bonds	—	—	—	328	—
Purchased Options	—	—	—	—	342
Repurchase Agreements	6,646	2,132	—	3,902	16,204
U.S. Government and U.S. Government Agency	145,274	18,499	66,553	—	15,996
Level 3 - Significant unobservable inputs
None	—	—	—	—	—
Liabilities
Level 1 - Quoted prices
None	—	—	—	—	—
Level 2 - Other significant observable inputs
None	—	—	—	—	—
Level 3 - Significant unobservable inputs
None	—	—	—	—	—
Total investments in securities	$345,748	$49,360	$134,714	$52,038	$204,881
Other financial instruments
Assets
Level 1 - Quoted prices
Futures Contracts	$—	$—	$—	$—	$5,453
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	52	2,827
Purchased Options	—	—	—	—	58
Swaps	132	45	—	87	27
Level 3 - Significant unobservable inputs
None	—	—	—	—	—
Liabilities
Level 1 - Quoted prices
Futures Contracts	—	—	—	—	(692)
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	—	(2,163)
Purchased Options	—	—	—	—	(120)
Swaps	(7)	—	—	(105)	(109)
U.S. Government Agency	(7,615)	(2,033)	(10,234)	—	—
Level 3 - Significant unobservable inputs
None	—	—	—	—	—
Total other financial instruments	$(7,490)	$(1,988)	$(10,234)	$34	$5,281

See Portfolio of Investments for Sector Classification.

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(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. A futures contract can be closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (“initial margin deposit”). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker each day. Gains or losses on futures contracts are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

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Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

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